UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices)(Zip code)

Art Ally, The Timothy Plan 1055 Maitland Center Commons, Maitland, FL 32751

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-846-7526

Date of fiscal year end: 9/30

Date of reporting period: 3/31/12

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

THE TIMOTHY PLAN

SEMI-ANNUAL REPORT

March 31, 2012 *(Unaudited)*

TIMOTHY PLAN FAMILY OF FUNDS

Fund	Share Class	Ticker Symbol
Aggressive Growth	Class A	TAAGX
Aggressive Growth	Class C	TCAGX
International	Class A	TPIAX
International	Class C	TPICX
Large/Mid Cap Growth	Class A	TLGAX
Large/Mid Cap Growth	Class C	TLGCX
Small Cap Value	Class A	TPLNX
Small Cap Value	Class C	TSVCX
Large/Mid Cap Value	Class A	TLVAX
Large/Mid Cap Value	Class C	TLVCX
Fixed Income	Class A	TFIAX
Fixed Income	Class C	TFICX
High Yield Bond	Class A	TPHAX
High Yield Bond	Class C	TPHCX
Israel Common Values	Class A	TPAIX
Israel Common Values	Class C	TPCIX
Defensive Strategies	Class A	TPDAX
Defensive Strategies	Class C	TPDCX
Strategic Growth	Class A	TSGAX
Strategic Growth	Class C	TSGCX
Conservative Growth	Class A	TCGAX
Conservative Growth	Class C	TCVCX

Letter from the President

March 31, 2012

Arthur D. Ally

Dear Shareholder,

As you no doubt have noticed, the economic uncertainty that has plagued the capital markets over the past several years seems to be hanging on. I am pleased to report, however, that the six-month period (from our Annual Report of September 30, 2011 through this Semi-Annual Report of March 31, 2012) has seen the market rebound rather nicely.

Our sub-advisors continue to remain mildly positive on the market but they do look for a more moderate but mixed performance leading up to this year’s November elections. I would like to remind you, however, as respected and knowledgeable as we believe our sub-advisors to be, it is simply their opinion and cannot be considered to be a guarantee of future results.

With the advent of our two relatively new funds, Timothy Plan now offers nine traditional funds and two asset-allocation funds which provide our shareholders the opportunity to broadly diversify their investment dollars while staying consistent with their moral convictions.

Please do not consider that statement to be touting any particular fund in our fund family. Asset allocation has always tended to be and should continue to be considered by investors as a prudent approach to investing – particularly in these unsettled times.

Once again, we hope you understand just how seriously we take our responsibility for the trust you have placed in us to morally, ethically and economically look after your investment assets. Thank you for being part of the Timothy Plan family.

Sincerely,

Arthur D. Ally,
President

Fund Profile

As of March 31, 2012 - (Unaudited)

Aggressive Growth

Top Ten Holdings		Top Ten Industries
(% of Net Assets)		(% of Net Assets)
Sally Beauty Holdings, Inc.	2.44%	Information Technology	15.90%
United Rentals, Inc.	2.43%	Retail	15.90%
Autozone, Inc.	2.19%	Healthcare	10.50%
Ross Stores, Inc.	2.13%	Oil & Natural Gas	7.10%
Fiserv, Inc.	1.96%	Industrials/Machinery	6.80%
HFF, Inc. - Class A	1.81%	Financial/Investment Services	5.50%
FleetCor Technologies, Inc.	1.64%	Pharmaceuticals	2.90%
Kodiak Oil & Gas Corp.	1.61%	Commercial Services	2.80%
Clean Harbors, Inc.	1.59%	Miscellaneous Manufacturing	2.80%
Wesco International, Inc.	1.57%	Distribution/Wholesale	2.60%
	19.37%	Other Assets Less Liabilities	27.20%
			100.00%
International

Top Ten Holdings		Top Ten Industries
(% of Net Assets)		(% of Net Assets)
Henkel AG & Co. (ADR)	5.87%	Banks	11.30%
Singapore Telecommunications, Ltd. (ADR)	4.60%	Chemicals	10.30%
Fresenius Medical Care AG & Co. (ADR)	4.08%	Telecommunications	8.10%
DBS Group Holdings, Ltd. (ADR)	3.84%	Oil & Natural Gas	7.70%
Smith & Nephew PLC (ADR)	3.24%	Healthcare	7.30%
WM Supermarkets PLC (ADR)	3.04%	Minerals & Mining	5.40%
Hitachi, Ltd. (ADR)	2.97%	Automotive	4.20%
Zurich Insurance Group AG	2.85%	Consumer Goods	4.20%
Lukoil OAO (ADR)	2.73%	Retail	4.10%
ITOCHU Corp.	2.52%	Electric Power	3.30%
	35.74%	Other Assets Less Liabilities	34.10%
			100.00%

Large/Mid Cap Growth

Top Ten Holdings		Top Ten Industries
(% of Net Assets)		(% of Net Assets)
Exxon Mobil Corp.	3.80%	Healthcare	13.30%
Autozone, Inc.	3.76%	Information Technology	11.40%
Occidental Petroleum Corp.	3.41%	Oil & Natural Gas	10.90%
Sirona Dental Systems, Inc.	3.12%	Retail	10.30%
Dick’s Sporting Goods, Inc.	2.59%	Electronics	6.70%
Ross Stores, Inc.	2.44%	Financial/Investment Services	5.40%
Western Union Co.	2.38%	Industrials/Machinery	4.10%
United Rentals, Inc.	2.34%	Aerospace/Defense	3.80%
McCormick & Co., Inc.	2.26%	Consumer Goods	3.50%
General Dynamics Corp.	2.04%	Commercial Services	3.20%
	28.14%	Other Assets Less Liabilities	27.40%
			100.00%

Fund Profile (Continued)

As of March 31, 2012 - (Unaudited)

Small Cap Value

Top Ten Holdings		Top Ten Industries
(% of Net Assets)		(% of Net Assets)
Coresite Realty Corp.	2.65%	Banks	15.00%
Wintrust Financial Corp.	2.48%	REITs	11.70%
Harsco Corp.	2.45%	Industrials	6.70%
Matrix Services Co.	2.42%	Miscellaneous Services	6.10%
Landstar System, Inc.	2.39%	Transportation	5.90%
SVB Financial Group	2.37%	Electric Power	5.50%
Children’s Place Retail Stores	2.36%	Insurance	5.50%
Columbia Banking System, Inc.	2.34%	Retail	4.40%
BBCN Bancorp, Inc.	2.33%	Computers	4.30%
AMERISAFE, Inc.	2.28%	Healthcare	4.20%
	24.07%	Other Assets Less Liabilities	30.70%
			100.00%
Large/Mid Cap Value

Top Ten Holdings		Top Ten Industries
(% of Net Assets)		(% of Net Assets)
Exxon Mobil Corp.	3.29%	Oil & Natural Gas	19.80%
CA, Inc.	3.12%	Healthcare	12.80%
Advanced Auto Parts	3.10%	Consumer Goods	8.80%
Covidien PLC	3.08%	Insurance	8.70%
Sherwin Williams Co.	2.94%	Financial & Investment Services	6.60%
Invesco, Ltd.	2.78%	Electric Power	6.20%
Union Pacific Corp.	2.62%	Retail	6.00%
Occidental Petroleum Corp.	2.55%	Information Technology	5.30%
ACE, Ltd.	2.55%	Industrials	4.40%
Public Storage, Inc.	2.52%	REITs	4.40%
	28.55%	Other Assets Less Liabilities	17.00%
			100.00%

Fixed Income

Top Ten Holdings		Top Ten Industries
(% of Net Assets)		(% of Net Assets)
U.S Treasury Bond, 3.125%, 5/15/2019	5.83%	Government Mortgage-
GMNA Pool 701961, 4.50%, 6/15/2039	5.06%	Backed Securities	31.90%
Federal Farm Credit Bank, 5.125%, 8/25/2016	3.88%	Corporate Bonds	28.70%
GMNA Pool 4947, 5.00%, 2/15/2041	3.53%	Government Notes & Bonds	28.10%
GMNA Pool 4520, 5.00%, 8/20/2039	3.17%	TIPS	4.80%
U.S Treasury Bond, 3.875%, 5/15/2018	3.04%	Other Assets Less Liabilities	6.50%
U.S. Treasury Note, 3.125%, 05/15/2021	2.88%		100.00%
GNMA Pool 783060, 4.00%, 08/15/2040	2.69%
TIPS, 2.50%, 7/15/2016	2.60%
U.S. Treasury Bond, 4.375%, 05/15/2040	2.39%
	35.07%

Fund Profile (Continued)

As of March 31, 2012 - (Unaudited)

High Yield Bond

Top Ten Holdings		Top Ten Industries
(% of Net Assets)		(% of Net Assets)
Genesis Energy LP, 7.875%, 12/15/2018	2.47%	Corporate Bonds	93.70%
Nova Chemicals Corp., 8.625%, 11/1/2019	1.84%	Other Assets Less Liabilities	6.30%
Energy Transfer Equity LP, 7.50%, 10/15/2020	1.79%		100.00%
Omnicare, Inc., 7.75%, 6/01/2020	1.79%
United Rentals North America, Inc., 9.25%, 12/15/2019	1.78%
MarkWest Energy Partners L.P., 6.75%, 11/1/2020	1.75%
Covanta Holding Corp., 7.25%, 12/01/2020	1.74%
Targa Resources Partners LP, 7.875%, 10/15/2018	1.73%
Servicemaster Co., 8.00% 2/15/2020	1.72%
Crosstex Energy LP, 8.875%, 2/15/2018	1.72%
	18.33%

Israel Common Values

Top Ten Holdings		Top Ten Industries
(% of Net Assets)		(% of Net Assets)
Protalix BioTherapeutics, Inc.	2.90%	Telecommunications	14.50%
Allot Communications, Ltd.	2.85%	Real Estate	11.00%
RADWARE, Ltd.	2.85%	Software	7.90%
Mellanox Technologies, Ltd.	2.72%	Oil & Natural Gas	6.40%
ClickSoftware Technologies, Ltd.	2.69%	Chemicals	5.10%
NICE Systems, Ltd.	2.69%	Healthcare Products	4.90%
Ceragon Networks, Ltd.	2.64%	Internet	4.70%
Israel Chemicals, Ltd.	2.62%	Electronics	4.40%
SodaStream International, Ltd.	2.60%	Food	4.00%
Given Imaging, Ltd.	2.58%	Banks	3.70%
	27.14%	Other Assets Less Liabilities	33.40%
			100.00%

Fund Profile (Continued)

As of March 31, 2012 - (Unaudited)

Defensive Strategies

Top Ten Holdings		Top Ten Industries
(% of Net Assets)		(% of Net Assets)
SPDR Gold Shares	6.22%	TIPS	26.60%
TIPS, 1.75%, 1/15/2028	4.16%	Exchange Traded Funds	15.40%
TIPS, 2.00%, 1/15/2014	4.08%	REITs	13.90%
TIPS, 2.125%, 1/15/2019	3.17%	Mining	7.90%
PowerShares DB Agriculture Fund	3.04%	Iron/Steel	6.80%
TIPS, 2.375%, 1/15/2017	2.15%	Coal	4.40%
PowerShares DB Energy Fund	2.08%	Food	3.50%
TIPS, 1.125%, 1/15/2021	2.05%	Oil & Gas Services	3.40%
PowerShares DB Commodity Fund	2.03%	Government Mortgage-Backed Securities	2.50%
TIPS, 2.50%, 1/15/2029	1.79%	Machinery	2.20%
	30.77%	Other Assets Less Liabilities	13.40%
			100.00%

Strategic Growth

Top Ten Holdings		Top Ten Industries
(% of Net Assets)		(% of Net Assets)
Timothy Plan - Defensive Strategies Fund	22.06%	Mutual Funds	100.21%
Timothy Plan - Large/Mid Cap Value Fund	16.59%	Other Liabilities Less Assets	-0.21%
Timothy Plan - International Fund	16.30%		100.00%
Timothy Plan - Large/Mid Cap Growth Fund	15.74%
Timothy Plan - High Yield Bond Fund	9.32%
Timothy Plan - Israel Common Values Fund	7.00%
Timothy Plan - Small Cap Value Fund	6.98%
Timothy Plan - Aggressive Growth Fund	6.22%
	100.21%

Conservative Growth

Top Ten Holdings		Top Ten Industries
(% of Net Assets)		(% of Net Assets)
Timothy Plan - Fixed Income Fund	25.76%	Mutual Funds	99.70%
Timothy Plan - Defensive Strategies Fund	25.14%	Other Assets Less Liabilities	0.30%
Timothy Plan - Large/Mid Cap Value Fund	14.48%		100.00%
Timothy Plan - Large/Mid Cap Growth Fund	9.18%
Timothy Plan - High Yield Bond Fund	7.26%
Timothy Plan - International Fund	5.97%
Timothy Plan - Small Cap Value Fund	4.95%
Timothy Plan - Israel Common Values Fund	4.48%
Timothy Plan - Aggressive Growth Fund	2.48%
	99.70%

Schedule of Investments | Aggressive Growth

As of March 31, 2012 (Unaudited)

Shares		Fair Value

	COMMON STOCKS - 93.6%
	AEROSPACE/DEFENSE - 1.2%
1,825	BE Aerospace, Inc. *	$84,808
1,100	Transdigm Group, Inc. *	127,336

		212,144

	APPAREL - 0.6%
2,700	Wolverine World Wide, Inc.	100,386

	BANKS - 1.5%
10,190	Cardinal Financial Corp.	115,147
2,825	First Midwest Bancorp, Inc.	33,843
4,943	Webster Financial Corp.	112,058

		261,048

	BIOTECHNOLOGY - 1.9%
3,200	Dynavax Technologies Corp. *	16,096
4,000	Incyte Corp, Ltd. *	77,200
3,450	InterMune, Inc. *	50,612
12,175	NPS Pharmaceutical, Inc. *	83,277
825	Regeneron Pharmaceuticals, Inc. *	96,212

		323,397

	CHEMICALS - 1.7%
2,040	Airgas, Inc.	181,499
1,800	Ashland, Inc.	109,908

		291,407

	COMMERCIAL SERVICES - 2.8%
5,700	Kenexa Corp. *	178,068
1,575	Team, Inc. *	48,746
2,850	Verisk Analytics, Inc. *	133,865
9,650	WNS Holdings, Ltd. *	116,283

		476,962

	CONSUMER GOODS - 1.5%
6,385	Brunswick Corp.	164,414
1,100	Tempur-Pedic International, Inc. *	92,873

		257,287

	DISTRIBUTION/WHOLESALE - 2.6%
2,000	MWI Veterinary Supply, Inc. *	176,000
4,075	Wesco International, Inc.	266,138

		442,138

	EDUCATION - 0.5%
3,890	K12, Inc. *	91,921

	ELECTRICAL - 1.4%
1,740	Belden CDT, Inc.	65,963
1,175	Hubbell, Inc.	92,332
2,175	Universal Display Corp. *	79,453

		237,748

	ELECTRONICS - 0.9%
2,475	Sensata Technologies Holding NV *	82,863
1,325	Trimble Navigation, Ltd. *	72,106

		154,969

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Aggressive Growth (Continued)

As of March 31, 2012 (Unaudited)

Shares		Fair Value

	FINANCIAL / INVESTMENT SERVICES - 5.5%
1,025	Affiliated Managers Group, Inc. *	$114,605
5,105	Cardtronics, Inc. *	134,006
2,429	Discover Financial Services	80,983
7,186	FleetCor Technologies, Inc. *	278,601
675	IntercontinentalExchange, Inc. *	92,759
6,805	Ocwen Financial Corp. *	106,362
5,975	XL Group PLC	129,598

		936,914

	HEALTHCARE - 10.5%
16,275	Bruker Corp.*	249,170
2,700	Catalyst Health Solutions, Inc. *	172,071
2,755	Cepheid, Inc. *	115,242
4,950	Cyberonics, Inc. *	188,743
2,300	Hill-Rom Holdings, Inc.	76,843
975	ICU Medical, Inc. *	47,931
2,475	Insulet Corp. *	47,372
350	Intuitive Surgical, Inc. *	189,612
3,500	IPC The Hospitalist Co. *	129,185
1,850	NxStage Medical, Inc. *	35,649
3,882	Sirona Dental Systems, Inc. *	200,078
10,000	Tornier NV *	257,000
2,700	Volcano Corp. *	76,545

		1,785,441

	HOME BUILDERS - 0.4%
4,290	D R Horton, Inc.	65,079

	INDUSTRIALS / MACHINERY - 6.8%
4,010	Clean Harbors, Inc. *	269,993
1,043	Gardner Denver, Inc.	65,730
675	HEICO Corp.	34,823
800	HEICO Corp. - Class A	32,120
2,075	Robbins & Myers, Inc.	108,004
7,000	Rush Enterprises, Inc. - Class A *	148,540
9,635	United Rentals, Inc. *	413,245
2,800	Waste Connections, Inc.	91,084

		1,163,539

	INFORMATION TECHNOLOGY - 15.9%
5,461	Ariba, Inc. *	178,629
5,000	Aspen Technology, Inc. *	102,650
1,495	Cerner Corp. *	113,859
1,150	Citrix Systems, Inc. *	90,747
1,730	Cognizant Technology Solutions Corp. - Class A *	133,124
3,230	ComScore, Inc. *	69,090
4,805	Fiserv, Inc. *	333,419
1,612	Gartner Group, Inc. *	68,736
13,050	Greenway Medical Technologies *	199,404
1,425	Informatica Corp. *	75,382
4,345	Interactive Intelligence Group *	132,566

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Aggressive Growth (Continued)

As of March 31, 2012 (Unaudited)

Shares		Fair Value

	INFORMATION TECHNOLOGY - 15.9% (Continued)
1,440	Jack Henry & Associates, Inc.	$49,133
14,615	KIT Digital, Inc. *	105,228
1,475	Manhattan Associates, Inc. *	70,107
8,770	Parametric Technology Corp. *	245,034
2,100	Quality Systems, Inc.	91,833
9,155	Saba Software, Inc. *	89,811
950	Super Micro Computer, Inc. *	16,587
5,639	Synchronoss Technologies, Inc. *	179,997
2,090	Syntel, Inc.	117,040
1,325	Teradata Corp. *	90,299
5,075	Tibco Software, Inc. *	154,787

		2,707,462

	METAL FABRICATE HARDWARE - 1.6%
2,225	RBC Bearing, Inc. *	102,639
3,225	Timken Co.	163,636

		266,275

	MISCELLANEOUS MANUFACTURING - 2.8%
1,875	Parker Hannifin Corp.	158,531
4,200	Polypore International, Inc. *	147,672
7,850	Trimas Corp. *	175,761

		481,964

	MISCELLANEOUS SERVICES - 2.3%
18,675	HFF, Inc. - Class A *	307,577
8,250	MDC Partners, Inc. - Class A	91,740

		399,317

	OIL & NATURAL GAS - 7.1%
1,625	Cabot Oil & Gas Corp.	50,651
950	Concho Resources, Inc. *	96,976
7,075	Gulfport Energy Corp. *	206,024
13,055	Key Energy Services, Inc. *	201,700
27,445	Kodiak Oil & Gas Corp *	273,352
2,450	Oil States International *	191,247
6,119	Rex Energy Corp. *	65,351
2,172	Whiting Petroleum Corp. *	117,940

		1,203,241

	PHARMACEUTICALS - 2.9%
14,010	Akorn, Inc. *	163,917
2,195	Herbalife, Ltd	151,060
900	Jazz Pharmaceuticals PLC *	43,623
2,285	Questcor Pharmaceuticals, Inc. *	85,962
2,525	Sagent Pharmaceuticals, Inc. *	45,122

		489,684

	RESTAURANTS - 0.8%
4,535	Cheesecake Factory, Inc. *	133,284

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Aggressive Growth (Continued)

As of March 31, 2012 (Unaudited)

Shares		Fair Value

	RETAIL - 15.9%
1,000	Autozone, Inc. *	$371,800
4,050	Caribou Coffee Co., Inc. *	75,492
4,400	Dick’s Sporting Goods, Inc.	211,552
10,255	Express, Inc. *	256,170
3,275	Genesco, Inc. *	234,654
7,145	GNC Acquisition Holdings, Inc. *	249,289
3,660	Group 1 Automotive, Inc.	205,582
2,825	Hibbett Sports, Inc. *	154,104
850	Nu Skin Enterprises, Inc. - Class A	49,223
6,810	Pier 1 Imports, Inc. *	123,806
6,240	Ross Stores, Inc.	362,544
16,745	Sally Beauty Holdings, Inc. *	415,276

		2,709,492

	SEMICONDUCTORS - 1.5%
3,660	Avago Technologies, Ltd.	142,630
1,125	Cavium, Inc. *	34,807
2,100	Volterra Semiconductor Corp. *	72,271

		249,708

	TELECOMMUNICATIONS - 1.1%
4,300	Finisar Corp. *	86,645
5,420	Polycom, Inc. *	103,359

		190,004

	TRANSPORTATION - 1.9%
1,675	Genesse & Wyoming, Inc. - Class A *	91,422
4,855	Old Dominion Freight Line, Inc. *	231,438

		322,860

	TOTAL COMMON STOCKS (Cost $13,579,548)	15,953,671

	MONEY MARKET FUND - 6.6%
1,128,332	Fidelity Institutional Money Market Portfolio, 0.00% (A) (Cost $1,128,332)	1,128,332

	TOTAL INVESTMENTS (Cost $14,707,880)(B) - 100.2%	$17,082,003

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(76,680)

	NET ASSETS - 100.00%	$17,005,323

* Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at March 31, 2012.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$2,605,808
	Unrealized depreciation	(231,685)

	Net unrealized appreciation	$2,374,123

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | International

As of March 31, 2012 (Unaudited)

Shares		Fair Value

	COMMON STOCKS - 96.0%
	AIRLINES - 1.1%
4,400	Copa Holdings SA	$348,480

	AEROSPACE/DEFENSE - 2.0%
33,000	BAE Systems PLC	636,900

	AUTOMOTIVE - 4.2%
41,000	Fiat SpA (ADR)	244,770
11,800	Magna International, Inc.	563,332
18,600	Valeo SA	488,250

		1,296,352

	BANKS - 11.3%
41,000	Banco Bilbao Vizcaya Argentaria SA	327,590
19,100	Banco Bradesco SA (ADR)	334,250
9,000	Bank Hapoalim BM (ADR)	165,375
13,000	BOC Hong Kong Holdings, Ltd. (ADR)	726,180
26,639	DBS Group Holdings, Ltd. (ADR)	1,198,222
57,000	Sberbank of Russia *	763,230

		3,514,847

	BUILDING & CONSTRUCTION - 2.3%
40,000	Vinci SA (ADR)	520,000
89,000	Wienerberger AG (ADR)	206,480

		726,480

	CHEMICALS - 10.3%
9,000	Agrium, Inc.	777,330
29,400	Henkel AG & Co. (ADR) *	1,830,150
8,500	Syngenta AG - (ADR)*	585,055

		3,192,535

	COMMERCIAL SERVICES - 0.5%
30,000	Anhui Expressway Co., Ltd. *	165,378

	CONSUMER GOODS - 4.2%
10,550	FUJIFILM Holdings Corp. (ADR)	248,030
14,000	Kerry Group PLC	650,300
24,000	Shiseido Co, Ltd. (ADR)	412,320

		1,310,650

	DISTRIBUTION/WHOLESALE - 2.5%
36,000	ITOCHU Corp.	786,600

	ELECTRIC POWER - 3.3%
5,000	International Power PLC (ADR)	323,050
95,000	Power Assets Holdings, Ltd. (ADR)	696,350

		1,019,400

	ELECTRICAL - 3.0%
14,300	Hitachi, Ltd. (ADR)	925,067

	FINANCIAL / INVESTMENT SERVICES - 2.5%
16,300	ORIX Corp. (ADR) *	786,475

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | International (Continued)

As of March 31, 2012 (Unaudited)

Shares		Fair Value

	FOOD - 0.7%
20,000	Marine Harvest ASA (ADR)	$204,600

	HEALTHCARE - 7.3%
18,000	Fresenius Medical Care AG & Co. (ADR)	1,271,700
20,000	Smith & Nephew PLC (ADR)	1,010,000

		2,281,700

	INDUSTRIALS - 3.1%
27,000	Atlas Copco AB (ADR)	583,470
35,000	Cookson Group PLC (ADR)	386,418

		969,888

	INFORMATION TECHNOLOGY - 2.1%
14,000	Canon, Inc. (ADR)	667,240

	INSURANCE - 2.9%
33,000	Zurich Insurance Group AG *	890,340

	MEDIA - 1.0%
6,200	ProSiebenSat.1 Media AG *	317,595

	MINERALS & MINING - 5.4%
22,380	Anglo American PLC (ADR)	420,968
7,500	Barrick Gold Corp.	326,100
10,000	BHP Billiton PLC (ADR)	613,800
14,600	Vale SA (ADR)	331,274

		1,692,142

	OIL & NATURAL GAS - 7.7%
62,000	Afren PLC (ADR) *	661,044
14,000	Lukoil OAO (ADR)	851,200
32,400	Precision Drilling Corp. *	324,972
20,168	Statoil ASA (ADR)	546,754

		2,383,970

	OIL & GAS SERVICE - 1.7%
20,000	Subsea 7 SA *	527,800

	PHARMACEUTICAL - 2.4%
8,000	Shire PLC (ADR)	758,000

	RETAIL - 4.1%
3,000	Arcos Dorados Holdings, Inc. (ADR)	54,270
14,900	Arcos Dorados Holdings, Inc.	269,541
40,000	WM Supermarkets PLC (ADR)	949,200

		1,273,011

	SERVICES - 1.8%
27,000	ABB, Ltd. (ADR) *	551,070

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | International (Continued)

As of March 31, 2012 (Unaudited)

Shares		Fair Value

	TELECOMMUNICATIONS - 8.1%
13,000	Globe Telecom, Inc.	$343,356
13,000	Nippon Telegraph & Telephone Corp.	294,060
7,000	Philippine Long Distance Telephone Co. (ADR)	435,330
57,000	Singapore Telecommunications, Ltd. (ADR)	1,434,690

		2,507,436

	TRANSPORTATION - 0.5%
2,100	Canadian Pacific Railway Ltd	159,495

	TOTAL COMMON STOCKS (Cost $26,787,967)	29,893,451

	MONEY MARKET FUND - 3.2%
1,022,126	Fidelity Institutional Money Market Portfolio, 0.00% (A) (Cost $1,022,126)	1,022,126

	TOTAL INVESTMENTS (Cost $27,810,093)(B) - 99.2%	$30,915,577

	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.8%	271,654

	NET ASSETS - 100.00%	$31,187,231

* Non-income producing securities.
(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at March 31, 2012.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$4,359,518
	Unrealized depreciation	(1,254,034)

	Net unrealized appreciation	$3,105,484

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | International (Continued)

As of March 31, 2012 (Unaudited)

Diversification of Assets
Country	% of Net Assets
Argentina	1.04%
Austria	0.66%
Brazil	2.13%
Canada	6.90%
China	0.53%
France	3.23%
Germany	10.96%
Hong Kong	4.56%
Ireland	4.52%
Israel	0.53%
Italy	0.78%
Japan	13.21%
Mexico	0.00%
Netherlands	0.00%
Norway	2.41%
Panama	1.12%
Phillipines	2.50%
Russia	5.18%
Singapore	8.44%
Spain	1.05%
Sweden	1.87%
Switzerland	6.50%
United Kingdom	17.73%

Total	95.85%
Money Market Fund	3.20%
Assets in Excess of Other Liabilities	0.95%

Grand Total	100.00%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Large/Mid Cap Growth

As of March 31, 2012 (Unaudited)

Shares		Fair Value

	COMMON STOCKS - 95.9%
	APPAREL - 0.5%
5,825	Wolverine World Wide, Inc.	$216,573

	AEROSPACE/DEFENSE - 3.8%
6,050	BE Aerospace, Inc.	281,144
11,565	General Dynamics, Corp.	848,640
4,050	Transdigm Group, Inc.*	468,828

		1,598,612

	BANKS - 0.7%
13,497	Webster Financial Corp.	305,977

	BIOTECHNOLOGY - 0.9%
3,360	Regeneron Pharmaceuticals	391,843

	CHEMICALS - 2.7%
9,010	Airgas, Inc.	801,620
5,600	Ashland, Inc.	341,936

		1,143,556

	COMMERCIAL SERVICES - 3.2%
7,450	Verisk Analytics, Inc.	349,927
56,415	Western Union Co.	992,904

		1,342,831

	CONSUMER GOODS - 3.5%
9,730	Emerson Electric Co.	507,711
17,270	McCormick & Co., Inc.	940,006

		1,447,717

	DISTRIBUTION/WHOLESALE - 1.9%
12,130	Wesco International, Inc.	792,210

	ELECTRONICS - 6.7%
10,650	Amphenol Corp. - Class A	636,551
26,835	Jabil Circuit, Inc.	674,095
7,400	Sensata Technologies Holding	247,752
14,010	Thermo Fisher Scientific, Inc.	789,884
7,875	Trimble Navigation, Ltd.	428,558

		2,776,840

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
3,325	Hubbell Inc. - Class B	261,279

	ENVIRONMENTAL CONTROL - 1.5%
3,655	Clean Harbors, Inc. *	246,091
11,500	Waste Connections, Inc.	374,095

		620,186

	FINANCIAL / INVESTMENT SERVICES - 5.4%
2,425	Affiliated Managers Group, Inc. *	271,139
2,265	Blackrock, Inc.	464,099
7,370	Discover Financial Services	245,716
17,530	FleetCor Technologies, Inc. *	679,638
17,145	GNC Acquisition Holdings, Inc.	598,189

		2,258,781

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Large/Mid Cap Growth (Continued)

As of March 31, 2012 (Unaudited)

Shares		Fair Value

	HEALTHCARE - 13.3%
20,060	AmerisourceBergen Corp.	$795,981
6,870	C.R. Bard, Inc.	678,206
5,410	Catalyst Health Solutions, Inc. *	344,779
14,105	Covidien PLC	771,261
1,350	Intuitive Surgical, Inc. *	731,363
25,195	Sirona Dental Systems, Inc. *	1,298,550
15,040	St. Jude Medical, Inc.	666,422
8,800	Volcano Corp.	249,480

		5,536,042

	HOME BUILDERS - 0.9%
25,790	D R Horton, Inc.	391,234

	HOME FURNISHINGS - 0.6%
3,000	Tempur-Pedic International	253,290

	INDUSTRIALS / MACHINERY - 4.1%
3,885	Gardner Denver, Inc.	244,833
14,800	Johnson Controls, Inc.	480,704
22,770	United Rentals, Inc. *	976,605

		1,702,142

	INFORMATION TECHNOLOGY - 11.4%
25,540	Ariba, Inc. *	835,413
11,055	Avago Technologies Ltd.	430,813
7,555	Cerner Corp. *	575,389
6,345	Cognizant Technology Solutions Corp. - Class A *	488,248
10,765	Fiserv, Inc. *	746,983
3,596	Informatica Corp. *	190,228
23,525	Parametric Technology Corp. *	657,289
20,475	Polycom, Inc. *	390,458
6,250	Teradata Corp. *	425,938

		4,740,759

	INSURANCE - 2.5%
11,460	Ace Ltd.	838,872
8,825	XL Group PLC	191,414

		1,030,286

	INTERNET - 1.3%
17,440	Tibco Software, Inc. *	531,920

	METAL FABRICATE/HARDWARE - 1.1%
8,700	Timken, Co.	441,438

	MISCELLANEOUS SERVICES - 2.9%
14,295	Danaher Corp.	800,520
2,800	Parker Hannifin Corp.	236,740
4,575	Polypore International, Inc.	160,857

		1,198,117

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Large/Mid Cap Growth (Continued)

As of March 31, 2012 (Unaudited)

Shares		Fair Value

	OIL & NATURAL GAS - 10.9%
3,500	Cabot Oil & Gas Corp.	$109,095
2,425	Concho Resources, Inc.	247,544
8,330	Ensco PLC (ADR)	440,907
16,000	Express, Inc.	399,680
18,260	Exxon Mobil Corp.	1,583,690
14,910	Occidental Petroleum Corp.	1,419,879
6,355	Whiting Petroleum Corp. *	345,076

		4,545,871

	OIL & NATURAL GAS SERVICES - 1.9%
20,300	Key Energy Services, Inc. *	313,635
5,900	Oil States International, Inc. *	460,554

		774,189

	PHARMACEUTICALS - 2.6%
10,975	Herbalife, Ltd.	755,299
6,725	Jazz Pharmaceuticals PLC	325,961

		1,081,260

	RETAIL - 10.3%
4,210	Autozone, Inc. *	1,565,278
22,460	Dick’s Sporting Goods, Inc.	1,079,877
17,510	Ross Stores, Inc.	1,017,331
25,295	Sally Beauty Holdings, Inc.	627,316

		4,289,802

	SOFTWARE - 0.7%
3,900	Citrix Systems, Inc.	307,750

	TOTAL COMMON STOCKS (Cost $34,816,195)	39,980,505

	MONEY MARKET FUND - 3.9%
1,629,773	Fidelity Institutional Money Market Portfolio, 0.00% (A) (Cost $1,629,773)	1,629,773

	TOTAL INVESTMENTS (Cost $36,445,968)(B) - 99.8%	$41,610,278

	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.2%	74,752

	NET ASSETS - 100.00%	$41,685,030

*Non-income producing securities.
(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at March 31, 2012.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$5,698,347
	Unrealized depreciation	(534,037)

	Net unrealized appreciation	$5,164,310

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Small Cap Value

As of March 31, 2012 (Unaudited)

Shares		Fair Value

	COMMON STOCKS - 81.8%
	AEROSPACE EQUIPMENT - 2.2%
26,900	Moog, Inc. - Class A *	$1,153,741

	BANKS - 15.0%
15,428	Bancfirst Corp.	672,044
112,599	BBCN Bancorp, Inc.	1,253,227
49,503	Chemical Financial Corp.	1,160,350
55,108	Columbia Banking System, Inc.	1,255,360
63,800	First Financial Bancorp	1,103,740
19,800	SVB Financial Group *	1,273,932
37,200	Wintrust Financial Corp.	1,331,388

		8,050,041

	BUILDING MATERIALS - 1.1%
33,900	Quanex Building Products Co.	597,657

	COAL - 2.2%
74,600	Cloud Peak Energy, Inc. *	1,188,378

	CONSUMER GOODS - 2.1%
30,100	Wolverine World Wide, Inc.	1,119,118

	COMPUTERS - 4.3%
19,534	CACI International, Inc.	1,216,773
38,700	J2 Global, Inc.	1,109,916

		2,326,689

	ELECTRIC POWER - 5.5%
28,500	Allete	1,182,465
14,600	Cleco Corp.	578,890
33,500	NorthWestern Corp.	1,187,910

		2,949,265

	ELECTRIC & EQUIPMENT - 2.2%
34,500	EnerSys *	1,195,425

	FINANCIAL & INVESTMENT SERVICES - 1.9%
81,100	Knight Capital Group, Inc. - Class A *	1,043,757

	FOOD - 2.2%
22,665	J & J Snack Food Corp.	1,189,006

	HEALTHCARE - 4.2%
98,617	Natus Medical, Inc. *	1,176,501
28,080	Orthofix International NV *	1,055,246

		2,231,747

	INDUSTRIALS - 6.7%
25,597	A.O. Smith Corp.	1,150,585
22,505	Hurco Cos., Inc. *	635,766
22,900	Kaydon Corp.	584,179
33,100	TAL International Group, Inc.	1,215,101

		3,585,631

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Small Cap Value (Continued)

As of March 31, 2012 (Unaudited)

Shares		Fair Value

	INFORMATION TECHNOLOGY - 3.2%
84,006	Pervasive Software, Inc. *	$503,196
32,000	SYNNEX Corp. *	1,220,480

		1,723,676

	INSURANCE - 5.5%
49,423	AMERISAFE, Inc. *	1,222,725
31,500	Employers Holdings, Inc.	557,865
27,670	Safety Insurance Group, Inc.	1,152,179

		2,932,769

	MISCELLANEOUS SERVICES - 6.1%
56,100	Harsco Corp.	1,316,106
92,766	Matrix Service Co. *	1,299,652
77,400	Pioneer Drilling Co. *	681,120

		3,296,878

	OIL & NATURAL GAS - 3.8%
40,254	Basic Energy Services, Inc. *	698,407
31,700	Bonanza Creek Energy Inc.	692,645
213,326	Gastar Exploration Ltd. *	637,845

		2,028,897

	RETAIL - 4.4%
24,500	Children’s Place Retail Stores	1,265,915
68,600	Kirkland’s, Inc. *	1,109,948

		2,375,863

	SEMICONDUCTORS - 2.3%
25,400	Kraton Performance Polymers, Inc. *	674,878
20,038	Veeco Instruments, Inc. *	573,086

		1,247,964

	TRANSPORTATION - 5.9%
12,900	Genesee & Wyoming, Inc. - Class A *	704,082
22,264	Landstar System, Inc.	1,285,078
69,513	Saia, Inc. *	1,182,416

		3,171,576

	TELECOMMUNICATIONS - 1.0%
133,100	Tellabs, Inc.	539,055

	TOTAL COMMON STOCKS (Cost $40,117,493)	43,947,133

	REITs - 11.7%
60,365	Coresite Realty Corp.	1,424,010
51,400	CubeSmart	611,660
203,700	DCT Industrial Trust, Inc.	1,201,830
118,457	DiamondRock Hospitality	1,218,923
30,100	Healthcare Realty Trust, Inc.	662,200
37,900	Potlatch Corp.	1,187,786

	TOTAL REITs (Cost $5,267,663)	6,306,409

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Small Cap Value (Continued)

As of March 31, 2012 (Unaudited)

Shares		Fair Value

	MONEY MARKET FUND - 8.0%
4,297,306	Fidelity Institutional Money Market Portfolio, 0.00% (A) (Cost $4,297,306)	$4,297,306

	TOTAL INVESTMENTS (Cost $49,682,462)(B) - 101.5%	$54,550,848

	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%	(820,996)

	NET ASSETS - 100.00%	$53,729,852

* Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at March 31, 2012.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$6,466,872
	Unrealized depreciation	(1,598,486)

	Net unrealized appreciation	$4,868,386

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Large/Mid Cap Value

As of March 31, 2012 (Unaudited)

Shares		Fair Value

	COMMON STOCKS - 88.4%
	AEROSPACE/DEFENSE - 0.8%
7,173	Goodrich, Corp.	$899,781

	AUTO - 0.9%
21,300	Lear Corp.	990,237

	BANKS - 2.1%
54,400	CIT Group, Inc. *	2,243,456

	CONSUMER GOODS - 8.8%
28,500	BorgWarner, Inc. *	2,403,690
56,900	Dr Pepper Snapple Group, Inc.	2,287,949
51,500	Emerson Electric Co.	2,687,270
26,100	JM Smucker Co./The	2,123,496

		9,502,405

	ELECTRIC POWER - 6.2%
49,000	American Electric Power Co., Inc.	1,890,420
47,000	Dominion Resources, Inc.	2,406,870
53,300	FirstEnergy Corp.	2,429,947

		6,727,237

	FINANCIAL & INVESTMENT SERVICES - 6.6%
69,300	Eaton Vance Corp.	1,980,594
17,100	Franklin Resources, Inc.	2,120,913
112,600	Invesco, Ltd.	3,003,042

		7,104,549

	HEALTHCARE - 12.8%
79,700	CareFusion Corp. *	2,066,621
60,900	Covidien PLC	3,330,012
22,800	CR Bard, Inc.	2,250,816
28,800	DENTSPLY International, Inc.	1,155,744
117,000	Hologic, Inc. *	2,521,350
56,400	St. Jude Medical, Inc.	2,499,084

		13,823,627

	INDUSTRIALS - 4.4%
30,800	General Dynamics Corp.	2,260,104
14,200	Precision Castparts Corp.	2,455,180

		4,715,284

	INFORMATION TECHNOLOGY - 5.3%
122,300	CA, Inc.	3,370,588
63,500	TE Connectivity, Ltd.	2,333,625

		5,704,213

	INSURANCE - 8.7%
37,700	ACE, Ltd.	2,759,640
63,100	Arch Capital Group, Ltd. *	2,349,844
67,700	Axis Capital Holdings, Ltd.	2,245,609
60,100	Willis Group Holdings, PLC (ADR)	2,102,298

		9,457,391

	MACHINERY - 2.4%
22,200	Flowserve Corp.	2,564,322

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Large/Mid Cap Value (Continued)

As of March 31, 2012 (Unaudited)

Shares		Fair Value

	OIL & NATURAL GAS - 19.8%
28,300	Anadarko Petroleum Corp.	$2,217,022
20,600	Apache Corp.	2,069,064
18,600	ConocoPhillips	1,413,786
45,200	EQT Corp.	2,179,092
41,000	Exxon Mobil Corp.	3,555,930
44,400	Marathon Oil Corp.	1,407,480
29,300	Marathon Petroleum Corp.	1,270,448
34,700	Murphy Oil Corp.	1,952,569
33,000	National Oilwell Varco, Inc.	2,622,510
29,000	Occidental Petroleum Corp.	2,761,670

		21,449,571

	RETAIL - 6.0%
37,900	Advance Auto Parts, Inc.	3,356,803
29,300	Sherwin-Williams Co./The	3,184,031

		6,540,834

	SEMICONDUCTORS - 0.9%
26,900	Microchip Technology, Inc.	1,000,680

	TRANSPORTATION - 2.6%
26,400	Union Pacific Corp.	2,837,472

	TOTAL COMMON STOCKS (Cost $73,076,088)	95,561,059

	MASTER LIMITED PARTNERSHIPS - 2.1%
78,800	Lazard, Ltd. - Class A	2,250,528

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $2,711,146)	2,250,528

	REITs - 4.4%
51,100	HCP, Inc.	2,016,406
19,700	Public Storage, Inc.	2,721,949

	TOTAL REITs (Cost $3,033,852)	4,738,355

	MONEY MARKET FUND - 5.2%
5,574,089	Fidelity Institutional Money Market Portfolio, 0.00% (A) (Cost $5,574,089)	5,574,089

	TOTAL INVESTMENTS (Cost $84,395,175)(B) - 99.9%	$108,124,031

	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.1%	8,540

	NET ASSETS - 100.00%	$108,132,571

* Non-income producing securities.
(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at March 31, 2012.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$25,297,188
	Unrealized depreciation	(1,568,332)

	Net unrealized appreciation	$23,728,856

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Fixed Income

As of March 31, 2012 (Unaudited)

Par Value		Fair Value

	BONDS AND NOTES - 93.5%
	CORPORATE BONDS - 28.7%
$ 440,000	Analog Devices, Inc., 3.00%, 04/15/2016	$462,233
1,000,000	Cameron International Corp., 6.375%, 07/15/2018	1,182,601
750,000	Canadian National Railway Co., 5.80%, 06/01/2016	873,045
750,000	Cliffs Natural Resources Inc., 4.875%, 04/01/2021	777,450
500,000	Covidien International Finance SA, 5.45%, 06/15/2015	521,310
750,000	Energy Transfer Partners LP, 6.70%, 07/01/2018	860,950
500,000	Enterprise Products Operating, LLC, 6.125%, 10/15/2039	565,057
900,000	Equity Residential, 5.125%, 03/15/2016	986,948
750,000	Freeport-McMoran Copper & Gold, 3.55%, 03/01/2022	721,799
1,000,000	John Sevier, 4.626%, 01/15/2042	1,034,710
500,000	Johnson Controls, Inc., 5.00%, 03/30/2020	563,265
1,000,000	Kennametal Inc., 3.875%, 02/15/2022	987,750
750,000	Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014	819,969
500,000	L-3 Communications, Corp., 5.20%, 10/15/2019	534,884
750,000	Marathon Oil Corp., 6.00%, 10/01/2017	877,747
750,000	Nisource Finance Corp., 5.40%, 07/15/2014	815,973
500,000	Oneok, Inc., 4.25%, 02/01/2022	506,090
500,000	Oneok, Inc., 5.20%, 06/15/2015	548,255
750,000	Petrobras Intl. Financial Co., 3.50%, 02/06/2017	767,122
1,000,000	Phillips 66, 2.95%, 05/01/2017	1,017,596
1,000,000	Plains All American Pipeline, 3.65%, 06/01/2022	979,360
750,000	Rabobank Nederland, 2.125%, 10/13/2015	753,038
750,000	Simon Property Group LP, 5.75%, 12/01/2015	846,425
500,000	Teck Cominco Ltd. - Cl. B, 6.00%, 08/15/2040	523,970
500,000	Transocean, Inc., 6.00%, 03/15/2018	552,380
350,000	Tyco Electronics Group SA, 6.00%, 10/01/2012	415,439
500,000	Valero Energy Corp., 6.625%, 06/15/2037	545,935
750,000	Weatherford International, Ltd., 4.95%, 10/15/2013	787,433
750,000	Willis North America, Inc., 6.20%, 03/28/2017	840,151

	TOTAL CORPORATE BONDS (Cost $20,516,330)	21,668,885

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 64.8%
	GOVERNMENT NOTES & BONDS - 28.1%
1,500,000	Federal Farm Credit Bank, 4.875%, 01/17/2017	1,768,517
2,500,000	Federal Farm Credit Bank, 5.125%, 08/25/2016	2,934,688
1,000,000	Federal Home Loan Bank, 5.00%, 11/17/2017	1,199,573
1,500,000	Federal Home Loan Bank, 5.50%, 08/13/2014	1,678,901
4,000,000	U.S. Treasury Bond, 3.125%, 05/15/2019	4,405,312
1,500,000	U.S. Treasury Bond, 4.375%, 05/15/2040	1,802,812
1,000,000	U.S. Treasury Bond, 5.00%, 05/15/2037	1,311,094
2,000,000	U.S. Treasury Note, 3.125%, 05/15/2021	2,175,859
2,000,000	U.S. Treasury Note, 3.875%, 05/15/2018	2,296,562
1,550,000	U.S. Treasury Note, 4.75%, 05/15/2014	1,692,346

	TOTAL GOVERNMENT NOTES & BONDS (Cost $19,665,755)	21,265,664

	GOVERNMENT MORTGAGE-BACKED SECURITIES - 31.9%
88,609	GNMA Pool 3584, 6.00%, 07/20/2034	100,874
203,136	GNMA Pool 3612, 6.50%, 09/20/2034	233,474
633,300	GNMA Pool 3625, 6.00%, 10/20/2034	716,402
258,775	GNMA Pool 3637, 5.50%, 11/20/2034	289,348
405,039	GNMA Pool 3665, 5.50%, 01/20/2035	452,892

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Fixed Income (Continued)

As of March 31, 2012 (Unaudited)

Par Value		Fair Value

	GOVERNMENT MORTGAGE-BACKED SECURITIES - 31.9% (Continued)
$ 205,983	GNMA Pool 3679, 6.00%, 02/20/2035	$233,012
519,348	GNMA Pool 3711, 5.50%, 05/20/2035	579,083
458,571	GNMA Pool 3865, 6.00%, 06/20/2036	517,884
330,737	GNMA Pool 3910, 6.00%, 10/20/2036	373,516
618,281	GNMA Pool 3939, 5.00%, 01/20/2037	682,247
743,673	GNMA Pool 4058, 5.00%, 12/20/2037	820,612
804,894	GNMA Pool 4072, 5.50%, 01/20/2038	895,713
2,172,224	GNMA Pool 4520, 5.00%, 08/20/2039	2,395,599
1,344,769	GNMA Pool 4541, 5.00%, 09/20/2039	1,483,055
2,414,319	GNMA Pool 4947, 5.00%, 02/20/2041	2,665,607
962,225	GNMA Pool 5204, 4.50%, 10/20/2041	1,047,411
1,886,691	GNMA Pool 783060, 4.00%, 08/15/2040	2,030,193
30,014	GNMA Pool 585163, 5.00%, 02/15/2018	32,893
27,793	GNMA Pool 585180, 5.00%, 02/15/2018	30,458
17,860	GNMA Pool 592492, 5.00%, 03/15/2018	19,573
23,979	GNMA Pool 599821, 5.00%, 01/15/2018	26,294
392,749	GNMA Pool 604182, 5.50%, 04/15/2033	441,544
256,547	GNMA Pool 663776, 6.50%, 01/15/2037	294,460
3,504,333	GNMA Pool 701961, 4.50%, 06/15/2039	3,824,545
1,544,210	GNMA Pool 717072, 5.00%, 05/15/2039	1,707,590
896,677	GNMA Pool 734437, 4.50%, 05/15/2041	978,892
86,934	GNMA Pool 781694, 6.00%, 12/15/2031	98,949
980,297	GNMA Pool 782858, 6.00%, 11/15/2039	1,106,890

	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $22,747,911)	24,079,010

	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 4.8%
1,250,000	TIPS, 2.00%, 01/15/2014	1,639,539
1,500,000	TIPS, 2.50%, 07/15/2016	1,965,270

	TOTAL TREASURY INFLATION PROTECTED SECURITIES (TIPS) (Cost $3,240,229)	3,604,809

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $45,653,895)	48,949,483

	TOTAL BONDS AND NOTES (Cost $66,170,225)	70,618,368

Shares
	MONEY MARKET FUND - 5.9%
4,432,627	Fidelity Institutional Money Market Portfolio, 0.00% (A) (Cost $4,432,627)	4,432,627

	TOTAL INVESTMENTS (Cost $70,602,852)(B) - 99.3%	$75,050,995

	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.7%	500,077

	NET ASSETS - 100.00%	$75,551,072

(A) Variable rate security; the rate shown represents the yield at March 31, 2012.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$4,544,573
	Unrealized depreciation	(96,430)

	Net unrealized appreciation	$4,448,143

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | High Yield Bond

As of March 31, 2012 (Unaudited)

Par Value		Fair Value

	CORPORATE BONDS - 93.6%
$ 250,000	Actuant Corp., 6.875%, 6/15/2017	$260,000
500,000	AmeriGas Partners LP, 6.50%, 5/20/2021	511,250
500,000	Arch Coal Inc., 7.25%, 6/15/2021	459,375
500,000	ArcelorMittal, 6.25%, 2/25/2022	506,476
500,000	Basic Energy Services, Inc., 7.75%, 2/15/2019	513,750
500,000	Berry Petroleum Co., 8.25%, 11/01/2016	521,875
500,000	Calfrac Holdings LP, 7.50%, 12/01/2020 (A)	505,000
500,000	Calumet Special, 9.375%, 5/1/2019 (A)	522,500
500,000	Cemex Finance LLC, 9.50%, 12/14/2016 (A)	501,300
500,000	Cloud Peak Energy Resources LLC, 8.50%, 12/15/2019	523,750
500,000	CommScope, Inc., 8.25%, 1/15/2019 (A)	529,375
500,000	Comstock Resources, Inc., 8.375%, 10/15/2017	488,750
250,000	Continental Resources, Inc., 7.125%, 4/01/2021	278,750
500,000	Copano Energy Finance Corp., 7.75%, 6/01/2018	526,250
500,000	Covanta Holding Corp., 7.25%, 12/01/2020	540,430
500,000	Crosstex Energy LP, 8.875%, 2/15/2018	533,750
500,000	Energy Transfer Equity LP, 7.50%, 10/15/2020	557,500
250,000	EV Energy Partners/Fin, 8.00%, 4/15/2019	259,375
500,000	FMG Resources August 2006 Pty Ltd., 7.00%, 11/01/2015 (A)	512,500
500,000	Forest Oil Corp., 7.25%, 6/15/2019	491,250
500,000	Frac Tech Services LLC, 7.125%, 11/15/2018 (A)	525,000
750,000	Genesis Energy LP, 7.875%, 12/15/2018 (A)	768,750
500,000	Geo Group, Inc./The, 6.625%, 2/15/2021	525,625
500,000	Helix Energy Solutions Group, Inc., 9.50%, 1/15/2016 (A)	524,375
500,000	Hypermarcas SA, 6.50%, 4/20/2021 (A)	490,000
500,000	Intergen NV, 9.00%, 6/30/2017 (A)	528,750
250,000	Iron Mountain, 7.75%, 10/1/2019	272,813
500,000	Kindred Healthcare, 8.25%, 6/1/2019 (A)	436,875
500,000	MarkWest Energy Partners L.P., 6.75%, 11/01/2020	542,500
500,000	Masco Corp., 5.95% 3/15/2022	502,095
500,000	MedAssets, Inc., 8.00%, 11/15/2018 (A)	527,500
500,000	MEMC Electronic Materials, Inc., 7.75%, 4/01/2019 (A)	404,375
500,000	MPT Operating Partnership LP, 6.875%, 5/1/2021 (A)	525,000
500,000	Navios Maritime Holdings, Inc., 8.875%, 11/01/2017	515,000
449,000	Navistar International Corp., 8.25%, 11/01/2021	491,655
500,000	Nova Chemicals Corp., 8.625%, 11/01/2019	572,500
500,000	NRG Energy, Inc., 7.375%, 1/15/2017	521,250
500,000	NRG Energy, Inc., 7.625%, 1/15/2018	503,750
500,000	OGX Petroleo, 8.50%, 6/1/2018 (A)	505,625
500,000	Omnicare, Inc., 7.75%, 6/01/2020	557,500
500,000	PolyOne Corp., 7.375%, 9/15/2020	531,250
250,000	Polypore International, Inc., 7.50%, 11/15/2017	265,000
500,000	QBE Cap Funding II LP, 7.25%, 5/24/2041 (A)	472,016
250,000	R R Donnelley & Sons Co., 7.25%, 5/15/2018	243,750
500,000	Reynolds Group Issuer, Inc., 9.00%, 4/15/2019 (A)	490,000
500,000	Samson Investment Co., 9.75% 2/15/2020	506,875
500,000	Sanmina-SCI Corp., 7.00%, 5/15/2019 (A)	512,500
500,000	Sealy Mattress Co., 8.25%, 6/15/2014	492,500

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | High Yield Bond (Continued)

As of March 31, 2012 (Unaudited)

Par Value		Fair Value

	CORPORATE BONDS - 93.6% (continued)
$ 500,000	Servicemaster Co., 8.00% 2/15/2020	$535,000
125,000	Schaeffler Finance BV, 8.50% 2/15/2019	134,062
500,000	SLM Corp., 6.25% 1/25/2016	521,295
500,000	Suncoke Energy, 7.625%, 8/1/2019 (A)	516,250
500,000	Swift Energy Co., 7.125%, 6/01/2017	521,250
500,000	Targa Resources Partners LP, 7.875%, 10/15/2018	537,500
410,000	Tesoro Corp., 9.75%, 6/01/2019	469,450
500,000	United Rentals North America, Inc., 9.25%, 12/15/2019	553,749
500,000	United States Steel Corp., 6.05%, 06/01/2017	512,500
500,000	United States Steel Corp., 7.50%, 03/15/2022	502,500
500,000	USG Corp., 9.75%, 01/15/2018	498,750
500,000	Vanguard Health Holding Co., LLC, 7.75%, 02/01/2019 (A)	500,000

	TOTAL CORPORATE BONDS (Cost $28,280,767)	29,100,341

Shares
	MONEY MARKET FUND - 4.2%
1,311,553	Fidelity Institutional Money Market Portfolio, 0.00% (B)
	(Cost $1,311,553)	1,311,553

	TOTAL INVESTMENTS (Cost $29,592,320)(C) - 97.8%	$30,411,894

	ASSETS IN EXCESS OF OTHER LIABILITIES - 2.2%	670,887

	NET ASSETS - 100.00%	$31,082,781

(A) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(B) Variable rate security; the rate shown represents the yield at March 31, 2012.
(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$1,145,150
	Unrealized depreciation	(325,576)

	Net unrealized appreciation	$819,574

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Israel Common Values

As of March 31, 2012 (Unaudited)

Shares		Fair Value

	COMMON STOCKS - 87.0%
	AEROSPACE/DEFENSE - 2.5%
5,901	Elbit Systems, Ltd.	$227,189

	BANKS - 3.7%
12,500	Bank Hapoalim BM (ADR) *	229,688
35,000	Bank Leumi Le-Israel BM	110,290

		339,978

	BIOTECHNOLOGY - 2.9%
42,000	Protalix BioTherapeutics, Inc. *	267,540

	CHEMICALS - 5.1%
23,000	Frutarom Industries, Ltd.	224,192
21,000	Israel Chemicals, Ltd. (ADR)	241,080

		465,272

	COMMERCIAL SERVICES - 2.3%
25,000	Nitsba Holdings (1995), Ltd. *	211,515

	ELECTRONICS - 4.4%
15,896	Ituran Location and Control, Ltd.	213,642
16,700	Orbotech, Ltd. *	193,553

		407,195

	ENERGY-ALTERNATE SOURCES - 2.3%
40,300	Ormat Industries, Ltd.	208,752

	FOOD - 4.0%
11,000	Osem Investments, Ltd.	169,454
5,700	Rami Levi Chain Stores	196,838

		366,292

	HEALTHCARE PRODUCTS - 4.9%
12,700	Given Imaging , Ltd. *	237,871
19,867	Syneron Medical, Ltd. *	212,974

		450,845

	HOME BUILDERS - 0.9%
400	Bayside Land Corporation, Ltd.	79,868

	HOUSEHOLD PRODUCTS/WARES - 2.6%
7,100	SodaStream International, Ltd. *	239,128

	INTERNET - 4.7%
19,557	ClickSoftware Technologies, Ltd.	247,983
8,500	MagicJack VocalTec, Ltd. *	183,770

		431,753

	INVESTMENT COMPANIES - 2.2%
300	The Israel Corporation, Ltd.	202,099

	OIL & NATURAL GAS - 6.4%
1,170,000	Isramco Negev 2 LP *	169,506
2,400	Noble Energy, Inc.	234,672
1,400	Paz Oil Co., Ltd.	189,570

		593,748

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Israel Common Values (Continued)

As of March 31, 2012 (Unaudited)

Shares		Fair Value

	PHARMACEUTICALS - 2.1%
84,000	Pluristem Therapeutics, Inc. *	$194,040

	REAL ESTATE - 11.0%
80,000	Amot Investments, Ltd.	208,881
22,000	Gazit-Globe, Ltd.	225,603
120,000	Industrial Buildings Corp. *	185,928
28,000	Jerusalem Economy, Ltd. *	195,198
11,000	Melisron, Ltd.	194,650

		1,010,260

	SEMICONDUCTORS - 2.7%
6,000	Mellanox Technologies, Ltd. *	250,980

	SOFTWARE - 7.9%
3,700	Check Point Software Technologies, Ltd. *	236,208
36,100	Magic Software Enterprises, Ltd. *	231,762
7,000	RADWARE, Ltd. *	262,080

		730,050

	TELECOMMUNICATIONS - 14.5%
11,280	Allot Communications, Ltd. *	262,259
63,000	Audiocodes, Ltd. *	171,360
25,600	Ceragon Networks, Ltd. *	242,944
5,200	EZChip Semiconductor, Ltd. *	225,316
46,340	Gilat Satellite Networks, Ltd. *	187,214
6,300	NICE Systems, Ltd. (ADR) *	247,590

		1,336,683

	TOTAL COMMON STOCKS (Cost $7,433,167)	8,013,187

	REITs - 3.1%
42,000	Alony Hetz Prop & Inv, Ltd.	200,901
22,000	British Israel Investments, Ltd.	82,329

	TOTAL REITs (Cost $267,512)	283,230

	MONEY MARKET FUND - 10.0%
919,458	Fidelity Institutional Money Market Portfolio, 0.00% (A) (Cost $919,458)	919,458

	TOTAL INVESTMENTS (Cost $8,620,137)(B) - 100.1%	$9,215,875

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(4,442)

	NET ASSETS - 100.00%	$9,211,433

* Non-income producing securities.
(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at March 31, 2012.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$738,799
	Unrealized depreciation	(143,061)

	Net unrealized appreciation	$595,738

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Defensive Strategies

As of March 31, 2012 (Unaudited)

Shares		Fair Value

	COMMON STOCKS - 34.1%
	AGRICULTURE - 1.2%
14,097	Bunge, Ltd.	$964,799

	CHEMICALS - 1.1%
5,102	CF Industries Holdings, Inc.	931,880

	COAL - 4.4%
61,180	Alpha Natural Resources, Inc. *	930,548
84,002	Arch Coal, Inc.	899,661
144,473	Patriot Coal Corp. *	901,512
31,556	Peabody Energy Corp.	913,862

		3,645,583

	FOOD - 3.5%
16,762	Corn Products International, Inc.	966,329
42,223	Smithfield Foods, Inc. *	930,173
49,245	Tyson Foods, Inc. - Class A	943,042

		2,839,544

	IRON / STEEL - 6.8%
22,792	Allegheny Technologies, Inc.	938,347
48,328	ArcelorMittal - NY Registered Shares	924,515
92,152	Gerdau SA - (ADR)	887,424
17,000	Reliance Steel & Aluminum Co.	960,160
65,037	Steel Dynamics, Inc.	945,638
39,445	Ternium SA - (ADR)	934,058

		5,590,142

	MACHINERY - 2.2%
19,554	AGCO Corp. *	923,144
22,770	CNH Global NV *	903,969

		1,827,113

	METAL - 1.2%
65,706	Commercial Metals Co.	973,763

	MINING - 7.9%
48,621	Anglo American PLC-Unspon (ADR)	914,561
103,262	Century Aluminum Co. *	916,967
39,429	Coeur D’Alene Mines Corp. *	936,044
68,375	Gold Fields, Ltd.	950,412
85,120	Harmony Gold Mining Co., Ltd.	930,362
204,542	Hecla Mining Co.	944,984
19,510	Kaiser Aluminum Corp.	922,043

		6,515,373

	MISCELLANEOUS MANUFACTURING - 1.1%
55,936	Blount International, Inc. *	933,012

	OIL & GAS - 1.1%
16,943	Transocean, Ltd.	926,782

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Defensive Strategies (Continued)

As of March 31, 2012 (Unaudited)

Shares		Fair Value

	OIL & GAS SERVICES - 3.4%
22,524	Hornbeck Offshore Services, Inc. *	$946,684
11,979	National Oilwell Varco, Inc.	951,971
57,616	Weatherford International, Ltd. *	869,425

		2,768,080

	TOTAL COMMON STOCKS (Cost $28,749,956)	27,916,071

	REITs - 13.9%
2,800	Acadia Realty Trust	63,112
2,400	Alexandria Real Estate Equities, Inc.	175,512
2,200	Apartment Investment & Management Co.	58,102
2,450	AvalonBay Communities, Inc.	346,307
4,800	Boston Properties, Inc.	503,952
5,900	Brandywine Realty Trust	67,732
3,000	BRE Properties, Inc.	151,650
2,100	Camden Property Trust	138,075
5,900	CBL & Associates Properties, Inc.	111,628
6,500	Colonial Properties Trust	141,245
9,700	DCT Industrial Trust, Inc.	57,230
17,400	DDR Corp.	254,040
22,200	DiamondRock Hospitality Co.	228,438
2,390	Digital Realty Trust, Inc.	176,788
5,800	Douglas Emmett, Inc.	132,298
5,300	DuPont Fabros Technology, Inc.	129,585
9,300	Education Realty Trust, Inc.	100,812
1,300	Equity Lifestyle Properties, Inc.	90,662
9,100	Equity Residential	569,842
1,750	Essex Property Trust, Inc.	265,142
4,300	Extra Space Storage, Inc.	123,797
1,400	Federal Realty Investment Trust	135,506
5,600	FelCor Lodging Trust, Inc. *	20,160
9,426	General Growth Properties, Inc.	160,148
12,200	HCP, Inc.	481,412
6,700	Health Care REIT, Inc.	368,232
3,000	Highwoods Properties, Inc.	99,960
11,400	Hospitality Properties Trust	301,758
3,800	Kilroy Realty Corp.	177,118
15,100	Kimco Realty Corp.	290,826
8,300	Lexington Realty Trust	74,617
6,100	Liberty Property Trust	217,892
6,463	Macerich Co./The	373,238
3,800	National Retail Properties, Inc.	103,322
15,294	ProLogis, Inc.	550,890
2,200	PS Business Parks, Inc.	144,188
3,500	Public Storage	483,595
2,300	Rayonier, Inc.	101,407
2,000	Regency Centers Corp.	88,960
9,729	Simon Property Group, Inc.	1,417,321
4,550	SL Green Realty Corp.	352,852
15,200	Strategic Hotels & Resorts, Inc. *	100,016
2,200	Taubman Centers, Inc.	160,490
8,000	UDR, Inc.	213,680

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Defensive Strategies (Continued)

As of March 31, 2012 (Unaudited)

Shares		Fair Value

	REITs - 13.9% (Continued)
7,459	Ventas, Inc.	$425,909
4,716	Vornado Realty Trust	397,087
3,500	Washington Real Estate Investment Trust	103,950
5,600	Weingarten Realty Investors	148,008

	Total REITs (Cost $9,270,756)	11,378,491

	EXCHANGE TRADED FUNDS - 15.4%
26,900	iShares Silver Trust *	843,853
88,600	PowerShares DB Agriculture Fund *	2,489,660
41,100	PowerShares DB Base Metals Fund *	825,699
57,800	PowerShares DB Commodity Index Tracking Fund *	1,663,484
56,700	PowerShares DB Energy Fund *	1,703,835
31,400	SPDR Gold Shares *	5,091,196

	TOTAL EXCHANGE TRADED FUNDS (Cost $11,714,765)	12,617,727
Par Value
	BONDS AND NOTES - 29.1%
	GOVERNMENT MORTGAGE-BACKED SECURITIES - 2.5%
$ 913,108	GNMA Pool 4947, 5.00%, 02/20/2041	1,008,146
962,225	GNMA Pool 5204, 4.50%, 10/20/2041	1,047,411

	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $2,012,880)	2,055,557

	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 26.6%
500,000	TIPS, 3.625%, 04/15/2028	1,035,753
300,000	TIPS, 3.875%, 04/15/2029	636,574
1,150,000	TIPS, 2.375%, 01/15/2025	1,757,285
2,635,000	TIPS, 1.75%, 01/15/2028	3,407,513
1,050,000	TIPS, 2.50%, 01/15/2029	1,465,978
415,000	TIPS, 2.125%, 02/15/2041	565,878
2,545,000	TIPS, 2.00%, 01/15/2014	3,338,101
550,000	TIPS, 2.00%, 07/15/2014	720,739
325,000	TIPS, 1.625%, 01/15/2015	420,550
1,045,000	TIPS, 2.00%, 01/15/2016	1,348,739
1,050,000	TIPS, 2.375%, 01/15/2017	1,383,275
300,000	TIPS, 1.625%, 01/15/2018	372,929
2,050,000	TIPS, 2.125%, 01/15/2019	2,591,655
901,255	TIPS, 1.25%, 07/15/2020	1,070,403
1,440,000	TIPS, 1.125%, 01/15/2021	1,680,684

	TOTAL TREASURY INFLATION PROTECTED SECURITIES (TIPS) (Cost $20,144,338)	21,796,056

	TOTAL BONDS AND NOTES (Cost $22,157,218)	23,851,613

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Defensive Strategies (Continued)

As of March 31, 2012 (Unaudited)

Shares		Fair Value

	MONEY MARKET FUND - 7.3%
5,944,058	Fidelity Institutional Money Market Portfolio, 0.00% (A) (Cost $5,944,058)	$5,944,058

	TOTAL INVESTMENTS (Cost $77,836,753)(B) - 99.8%	$81,707,960

	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.2%	161,696

	NET ASSETS - 100.00%	$81,869,656

* Non-income producing securities.
(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at March 31, 2012.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$5,660,249
	Unrealized depreciation	(1,789,042)

	Net unrealized appreciation	$3,871,207

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Strategic Growth

As of March 31, 2012 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS (A) - 100.2%
354,745	Timothy Plan Aggressive Growth Fund*	$2,589,639
773,459	Timothy Plan Defensive Strategies Fund	9,180,957
417,307	Timothy Plan High Yield Bond Fund	3,880,955
918,125	Timothy Plan International Fund	6,784,944
267,939	Timothy Plan Israel Common Values Fund	2,915,172
891,316	Timothy Plan Large/Mid Cap Growth Fund*	6,551,176
471,659	Timothy Plan Large/Mid Cap Value Fund	6,905,094
200,531	Timothy Plan Small Cap Value Fund*	2,903,694

	TOTAL MUTUAL FUNDS (Cost $38,673,240)	41,711,631

	MONEY MARKET FUND - 0.2%
70,769	Fidelity Institutional Money Market Portfolio, 0.00% (B) (Cost $70,769)	70,769

	TOTAL INVESTMENTS (Cost $38,744,009)(C) - 100.4%	$41,782,400

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(155,899)

	TOTAL NET ASSETS - 100.00%	$41,626,501

* Non-income producing securities.
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at March 31, 2012.
(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$3,087,909
	Unrealized depreciation	(49,518)

	Net unrealized appreciation	$3,038,391

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Conservative Growth

As of March 31, 2012 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS (A) - 99.7%
167,514	Timothy Plan Aggressive Growth Fund*	$1,222,855
1,046,072	Timothy Plan Defensive Strategies Fund	12,416,876
1,190,163	Timothy Plan Fixed Income Fund	12,722,840
385,507	Timothy Plan High Yield Bond Fund	3,585,217
399,175	Timothy Plan International Fund	2,949,904
203,247	Timothy Plan Israel Common Values Fund	2,211,324
617,261	Timothy Plan Large/Mid Cap Growth Fund*	4,536,870
488,616	Timothy Plan Large/Mid Cap Value Fund	7,153,345
168,899	Timothy Plan Small Cap Value Fund*	2,445,663

	TOTAL MUTUAL FUNDS (Cost $44,290,251)	49,244,894

	MONEY MARKET FUND - 0.2%
123,355	Fidelity Institutional Money Market Portfolio, 0.00% (B) (Cost $123,355)	123,355

	TOTAL INVESTMENTS (Cost $44,413,606)(C) - 99.9%	$49,368,249

	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.1%	28,899

	NET ASSETS - 100.00%	$49,397,148

* Non-income producing securities.
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at March 31, 2012.
(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$4,954,643
	Unrealized depreciation	-

	Net unrealized appreciation	$4,954,643

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

March 31, 2012 (Unaudited)

	AGGRESSIVE GROWTH FUND	INTERNATIONAL FUND	LARGE/MID CAP GROWTH FUND	SMALL CAP VALUE FUND	LARGE/MID CAP VALUE FUND	FIXED INCOME FUND
ASSETS:
Investments, at cost	$14,707,880	$27,810,093	$36,445,968	$49,682,462	$84,395,175	$70,602,852

Investments, at value	$17,082,003	$30,915,577	$41,610,278	$54,550,848	$108,124,031	$75,050,995
Receivable for securities sold	294,086	211,035	205,443	-	-	-
Receivable for fund shares sold	7,165	43,860	28,982	27,525	39,579	46,963
Dividends and interest receivable	2,142	26,940	24,171	62,638	127,471	573,366
Due from Advisor	-	-	-	-	-	18,032
Prepaid expenses and other assets	31,506	57,495	35,687	34,170	43,094	36,697

Total Assets	17,416,902	31,254,907	41,904,561	54,675,181	108,334,175	75,726,053

LIABILITIES:
Payable for securities purchased	349,621	-	124,207	832,047	-	-
Payable for fund shares redeemed	25,430	12,133	33,161	49,792	71,369	83,043
Accrued advisory fees	11,449	26,400	28,802	37,141	74,741	45,893
Accrued 12b-1 fees	4,784	7,573	10,573	14,000	28,587	20,618
Accrued expenses and other liabilities	20,295	21,570	22,788	12,349	26,907	25,427

Total Liabilities	411,579	67,676	219,531	945,329	201,604	174,981

Net Assets	$17,005,323	$31,187,231	$41,685,030	$53,729,852	$108,132,571	$75,551,072

NET ASSETS CONSIST OF:
Paid in capital	$16,330,500	$44,361,086	$36,101,177	$51,490,337	$97,655,907	$72,244,656
Undistributed net investment income (loss)	(127,581)	(204,510)	(128,990)	203,495	299,533	65,299
Accumulated net realized gain (loss) on investments	(1,571,719)	(16,074,829)	548,533	(2,832,366)	(13,551,725)	(1,207,026)
Net unrealized appreciation (depreciation) on investments	2,374,123	3,105,484	5,164,310	4,868,386	23,728,856	4,448,143

Net Assets	$17,005,323	$31,187,231	$41,685,030	$53,729,852	$108,132,571	$75,551,072

Class A
Net Assets	$14,706,251	$29,598,323	$38,264,602	$48,713,509	$97,389,487	$67,068,050
Shares of beneficial interest outstanding	2,014,649	4,002,751	5,203,386	3,363,376	6,652,887	6,272,497
Net Asset Value, offering price and redemption price per share	$7.30	$7.39	$7.35	$14.48	$14.64	$10.69

Offering Price Per Share (NAV / 0.945) * (NAV / 0.955)	$7.72	$7.82	$7.78	$15.33	$15.49	$11.20	*

Class C
Net Assets	$2,299,072	$1,588,908	$3,420,428	$5,016,343	$10,743,084	$8,483,022
Shares of beneficial interest outstanding	346,531	218,903	510,099	402,495	819,485	819,562
Net Asset Value, offering price and redemption price per share	$6.61	$7.26	$6.71	$12.46	$13.11	$10.35

Minimum Redemption Price Per Share (NAV * 0.99)	$6.56	$7.20	$6.64	$12.35	$12.97	$10.25

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities (continued)

March 31, 2012 (Unaudited)

	HIGH YIELD BOND FUND		ISRAEL COMMON VALUES FUND	DEFENSIVE STRATEGIES FUND	STRATEGIC GROWTH FUND	CONSERVATIVE GROWTH FUND
ASSETS:
Investments, at cost	$29,592,320		$8,620,137	$77,836,753	$38,744,009	$44,413,606

Investments, at value	$30,411,894		$9,215,875	$81,707,960	$41,782,400	$49,368,249
Dividends and interest receivable	646,345		18,469	144,490	50,465	108,700
Receivable for fund shares sold	37,124		23,042	76,553	14,341	160,218
Prepaid expenses and other assets	31,816		23,906	41,062	32,689	32,688

Total Assets	31,127,179		9,281,292	81,970,065	41,879,895	49,669,855

LIABILITIES:
Accrued advisory fees	15,189		6,970	40,964	22,412	26,287
Payable for fund shares redeemed	14,264		-	16,756	152,558	121,664
Accrued 12b-1 fees	7,181		-	26,230	4,547	5,603
Payable for securities purchased	-		57,698	-	50,456	108,672
Accrued expenses and other liabilities	7,764		5,191	16,459	23,421	10,481

Total Liabilities	44,398		69,859	100,409	253,394	272,707

Net Assets	$31,082,781		$9,211,433	$81,869,656	$41,626,501	$49,397,148

NET ASSETS CONSIST OF:
Paid in capital	$32,056,829		$8,608,681	$76,896,111	$49,380,677	$50,174,486
Undistributed net investment income (loss)	44,507		(43,896)	(1,617,528)	975,099	1,107,631
Accumulated net realized gain (loss) on investments	(1,838,129)		50,745	2,719,866	(11,767,666)	(6,839,612)
Net unrealized appreciation (depreciation) on investments	819,574		595,903	3,871,207	3,038,391	4,954,643

Net Assets	$31,082,781		$9,211,433	$81,869,656	$41,626,501	$49,397,148

Class A
Net Assets	$29,692,787		$9,046,689	$64,905,137	$34,271,667	$40,212,123
Shares of beneficial interest outstanding	3,192,131		831,709	5,469,724	4,592,676	4,069,494
Net Asset Value, offering price and redemption price per share	$9.30		$10.88	$11.87	$7.46	$9.88

Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$9.74	*	$11.51	$12.56	$7.90	$10.46

Class C
Net Assets	$1,389,994		$164,744	$16,964,519	$7,354,834	$9,185,025
Shares of beneficial interest outstanding	148,133		$15,204	1,452,840	1,063,896	994,592
Net Asset Value, offering price and redemption price per share	$9.38		$10.84	$11.68	$6.91	$9.23

Minimum Redemption Price Per Share (NAV * 0.99)	$9.29		$10.73	$11.56	$6.83	$9.14

(1) The Israel Common Values Fund commenced operations on October 12, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Six Months Ended March 31, 2012 (Unaudited)

	AGGRESSIVE GROWTH FUND	INTERNATIONAL FUND	LARGE/MID CAP GROWTH FUND	SMALL CAP VALUE FUND	LARGE/MID CAP VALUE FUND	FIXED INCOME FUND

Investment Income:
Interest income	$ 401	$ 1,947	$ 1,391	$ 1,103	$ 2,636	$ 1,182,920
Dividend income	30,875	163,494	201,574	599,475	1,043,054	-
Foreign tax withheld	-	(18,992)	(206)	-	(678)	-

Total Investment Income	31,276	146,449	202,759	600,578	1,045,012	1,182,920

Operating Expenses:
Investment advisory fees	65,533	157,094	167,278	210,932	421,392	211,575
12b-1 Fees:
Class A	16,686	37,411	45,314	56,346	111,370	77,696
Class C	10,354	7,449	15,541	22,771	50,274	41,840
Custody fees	17,951	6,008	10,221	7,629	9,722	7,979
Administration fees	14,435	31,064	37,018	47,046	94,597	69,373
Registration fees	13,865	16,953	12,964	13,712	16,205	16,056
Non 12b-1 shareholder servicing fees	7,204	6,941	21,928	13,279	35,893	24,188
Audit fees	5,535	6,082	5,535	5,535	5,535	5,535
Printing expenses	1,732	3,967	4,921	5,913	11,909	9,695
Legal fees	1,237	2,834	3,515	4,224	8,506	6,229
Compliance officer fees	916	2,097	2,602	3,125	6,295	4,610
Trustees’ fees	309	709	879	1,097	2,197	1,619
Insurance expenses	197	453	562	675	1,362	997
Miscellaneous expenses	3,096	4,117	4,327	4,799	9,618	5,029

Total Operating Expenses	159,050	283,179	332,605	397,083	784,875	482,421
Less: Expenses waived by Advisor	-	-	-	-	-	(52,894)

Net Operating Expenses	159,050	283,179	332,605	397,083	784,875	429,527

Net Investment Income (Loss)	(127,774)	(136,730)	(129,846)	203,495	260,137	753,393

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	638,348	(1,062,574)	662,229	642,036	309,531	236,487
Net change in unrealized appreciation (depreciation) on investments	3,632,398	6,153,888	9,022,383	13,126,332	20,280,813	(505,711)

Net Realized and Unrealized Gain (Loss) on Investments	4,270,746	5,091,314	9,684,612	13,768,368	20,590,344	(269,224)

Net Increase (Decrease) in Net Assets Resulting From Operations	$ 4,142,972	$ 4,954,584	$ 9,554,766	$ 13,971,863	$ 20,850,481	$ 484,169

The accompanying notes are an integral part of these financial statements.

Statements of Operations (continued)

For the Six Months Ended March 31, 2012 (Unaudited)

	HIGH YIELD BOND FUND	ISRAEL COMMON VALUES FUND	DEFENSIVE STRATEGIES FUND	STRATEGIC GROWTH FUND	CONSERVATIVE GROWTH FUND

Investment Income:
Interest income	$1,016,052	$43,074	$215,237	$85	$179
Dividend income	-	-	307,891	1,205,784	1,297,545
Foreign tax withheld	-	-	(2,309)	-	-

Total Investment Income	1,016,052	43,074	520,819	1,205,869	1,297,724

Operating Expenses:
Investment advisory fees	82,946	30,322	220,520	131,740	151,632
12b-1 fees:
Class A	32,970	7,425	72,248	-	-
Class C	6,363	623	78,541	26,367	32,148
Administration fees	27,293	6,570	68,385	37,695	45,338
Registration fees	14,460	18,432	14,959	14,959	14,715
Audit fees	6,830	5,246	6,982	5,535	5,437
Non 12b-1 shareholder servicing fees	4,733	7,095	10,684	5,076	4,678
Printing expenses	3,229	1,702	8,073	5,039	2,642
Custody fees	2,992	5,736	9,016	6,383	5,210
Legal fees	2,306	565	5,767	3,599	1,018
Compliance officer fees	1,707	418	4,267	2,663	2,640
Trustees’ fees	576	141	1,441	900	2,148
Insurance expenses	369	273	923	576	1,670
Miscellaneous expenses	3,627	2,422	15,766	4,589	5,013

Total Operating Expenses	190,401	86,970	517,572	245,121	274,289
Less: Expenses waived by Advisor	-	-	-	-	-

Net Operating Expenses	190,401	86,970	517,572	245,121	274,289

Net Investment Income (Loss)	825,651	(43,896)	3,247	960,748	1,023,435

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(43,303)	50,745	2,781,292	(749,488)	622,571
Net change in unrealized appreciation (depreciation) on investments	1,717,504	595,738	4,441,653	6,774,498	3,720,800

Net Realized and Unrealized Gain (Loss) on Investments	1,674,201	646,483	7,222,945	6,025,010	4,343,371

Net Increase (Decrease) in Net Assets Resulting From Operations	$2,499,852	$602,587	$7,226,192	$6,985,758	$5,366,806

(1) The Israel Common Values Fund commenced operations on October 12, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	AGGRESSIVE GROWTH FUND			INTERNATIONAL FUND		LARGE/MID CAP GROWTH FUND
	For the Six Months Ended March 31, 2012	Year Ended September 30, 2011		For the Six Months Ended March 31, 2012	Year Ended September 30, 2011	For the Six Months Ended March 31, 2012	Year Ended September 30, 2011
	(Unaudited)			(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$ (127,774)	$ (302,690)		$ (136,730)	$ 997,354	$ (129,846)	$ (317,573)
Net realized gain (loss) on investments	638,348	4,761,306		(1,062,574)	482,597	662,229	8,917,696
Net change in unrealized appreciation (depreciation) on investments	3,632,398	(4,054,367)		6,153,888	(6,956,347)	9,022,383	(7,806,078)

Net increase (decrease) in net assets resulting from operations	4,142,972	404,249		4,954,584	(5,476,396)	9,554,766	794,045

Distributions to Shareholders:
Net investment income
Class A	-	-		(1,003,855)	(212,572)	(1,655,963)	-
Class B	-	-		-	-	-	-
Class C	-	-		(37,702)	(6,909)	(154,620)	-

Total dividends and distributions to shareholders	-	-		(1,041,557)	(219,481)	(1,810,583)	-

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	2,497,546	10,987,506	(A)	4,738,440	16,623,458	3,263,841	8,167,751	(B)
Class B	-	-		-	-	-	82
Class C	346,117	550,241		197,896	450,556	237,951	1,011,733
Reinvestment of dividends and distributions
Class A	-	-		913,673	195,030	1,589,285	-
Class B	-	-		-	-	-	-
Class C	-	-		29,877	5,363	114,500	-
Cost of shares redeemed
Class A	(3,652,299)	(12,290,951)		(8,197,300)	(18,174,455)	(8,003,690)	(13,512,323)
Class B	-	(434,859)	(A)	-	-	-	(796,263)	(B)
Class C	(354,646)	(474,183)		(258,478)	(701,587)	(238,961)	(775,564)

Net increase (decrease) in net assets from share transactions of beneficial interest	(1,163,282)	(1,662,246)		(2,575,892)	(1,601,635)	(3,037,074)	(5,904,584)

Total Increase (Decrease) in Net Assets	2,979,690	(1,257,997)		1,337,135	(7,297,512)	4,707,109	(5,110,539)

Net Assets:
Beginning of period	14,025,633	15,283,630		29,850,096	37,147,608	36,977,921	42,088,460

End of period*	$17,005,323	$ 14,025,633		$31,187,231	$29,850,096	$41,685,030	$36,977,921

* Includes undistributed net investment income (loss) at end of year	$ (127,581)	$ 193		$ (204,510)	$ 973,777	$ (128,990)	$ 856

Share Activity:
Shares Sold
Class A	363,997	1,698,086		672,276	2,028,026	479,816	1,202,215
Class B	-	-		-	-	-	-
Class C	56,559	94,047		28,988	55,985	38,935	157,496
Shares Reinvested
Class A	-	-		137,809	23,898	248,326	-
Class B	-	-		-	-	-	-
Class C	-	-		4,582	669	19,606	-
Shares Redeemed
Class A	(551,562)	(1,942,170)		(1,154,994)	(2,268,154)	(1,182,600)	(2,032,969)
Class B	-	(73,923)		-	-	-	(126,420)
Class C	(57,868)	(80,583)		(38,093)	(89,380)	(38,257)	(122,452)

Net increase (decrease) in shares of beneficial interest outstanding	(188,873)	(304,543)		(349,432)	(248,956)	(434,174)	(922,130)

(A)	Includes automatic conversion of Class B shares ($410,353 representing 69,764.999 shares) to Class A shares ($410,353 representing 63,709.878 shares).
(B)	Includes automatic conversion of Class B shares ($735,720 representing 116,705.41 shares) to Class A shares ($735,720 representing 107,627.76 shares).

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Continued)

	SMALL CAP VALUE FUND			LARGE/ MID CAP VALUE FUND			FIXED INCOME FUND
	For the Six Months Ended March 31, 2012	Year Ended September 30, 2011		For the Six Months Ended March 31, 2012	Year Ended September 30, 2011		For the Six Months Ended March 31, 2012	Year Ended September 30, 2011
	(Unaudited)			(Unaudited)			(Unaudited)
Operations:
Net investment income (loss)	$ 203,495	$ (235,679)		$ 260,137	$ 253,634		$ 753,393	$ 1,754,747
Capital gain dividends from REITs		30,331		-	-		-	-
Net realized gain (loss) on investments	642,036	10,547,043		309,531	6,770,993		236,487	344,476
Net change in unrealized appreciation (depreciation) on investments	13,126,332	(11,647,521)		20,280,813	(6,538,239)		(505,711)	878,362

Net increase (decrease) in net assets resulting from operations	13,971,863	(1,305,826)		20,850,481	486,388		484,169	2,977,585

Distributions to Shareholders:
Net investment income
Class A	-	-		(192,686)	(261,906)		(686,754)	(1,648,039)
Class B	-	-		-	(81)		-	(2,453)
Class C	-	-		-	(14,121)		(61,476)	(162,513)

Total dividends and distributions to shareholders	-	-		(192,686)	(276,108)		(748,230)	(1,813,005)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	5,712,095	12,441,689	(A)	11,673,125	22,263,854	(B)	15,570,435	19,544,113	(C)
Class B	-	4,993		-	5,970		-	17,176
Class C	407,998	813,467		741,192	1,981,583		1,441,317	2,724,932
Reinvestment of dividends and distributions
Class A	-	-		166,163	227,621		613,486	1,507,072
Class B	-	-		-	-		-	1,695
Class C	-	-		(1)	11,456		51,958	139,301
Cost of shares redeemed
Class A	(8,854,229)	(12,228,520)		(11,279,747)	(25,029,749)		(8,283,956)	(21,533,493)
Class B	-	(3,517,825)	(A)	-	(1,243,569)	(B)	-	(324,671)	(C)
Class C	(461,984)	(1,035,742)		(983,939)	(2,549,360)		(1,248,028)	(3,151,176)

Net increase (decrease) in net assets from share transactions of beneficial interest	(3,196,120)	(3,521,938)		316,793	(4,332,194)		8,145,212	(1,075,051)

Total Increase (Decrease) in Net Assets	10,775,743	(4,827,764)		20,974,588	(4,121,914)		7,881,151	89,529

Net Assets:
Beginning of period	42,954,109	47,781,873		87,157,983	91,279,897		67,669,921	67,580,392

End of period*	$53,729,852	$42,954,109		$108,132,571	$87,157,983		$75,551,072	$67,669,921

* Includes undistributed net investment income (loss) at end of year	$ 203,495	$ -		$ 299,533	$ 232,082		$ 65,299	$ 60,137

Share Activity:
Shares Sold
Class A	420,323	962,077		854,406	1,667,993		1,445,751	1,858,115
Class B	-	438		-	545		-	1,689
Class C	35,599	71,686		61,159	164,522		138,555	268,029
Shares Reinvested
Class A	-	-		12,493	17,216		57,145	144,648
Class B	-	-		-	-		-	169
Class C	-	-		(0)	960		5,000	13,842
Shares Redeemed
Class A	(673,787)	(934,306)		(827,349)	(1,888,346)		(769,561)	(2,035,532)
Class B	-	(320,029)		-	(102,892)		-	(32,234)
Class C	(40,636)	(90,575)		(80,609)	(214,474)		(119,926)	(311,801)

Net increase (decrease) in shares of beneficial interest outstanding	(258,501)	(310,709)		20,101	(354,476)		756,964	(93,075)

(A)	Includes automatic conversion of Class B shares ($3,411,659 representing 310,664.84 shares) to Class A shares ($3,411,659 representing 267,768.61 shares).
(B)	Includes automatic conversion of Class B shares ($1,146,134 representing 95,005.48 shares) to Class A shares ($1,146,134 representing 85,851 shares).
(C)	Includes automatic conversion of Class B shares ($305,905 representing 30,369.32 shares) to Class A shares ($305,905 representing 29,462.54 shares).

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Continued)

	HIGH YIELD BOND FUND		ISRAEL COMMON VALUES FUND	DEFENSIVE STRATEGIES FUND

	For the Six Months Ended March 31, 2012	Year Ended September 30, 2011	For the Six Months Ended March 31, 2012	For the Six Months Ended March 31, 2012	Year Ended September 30, 2011
	(Unaudited)		(Unaudited)	(Unaudited)
Operations:
Net investment income (loss)	$825,651	$1,495,992	$(43,896)	$3,247	$243,202
Capital gain dividends from REITs	-	-	-		42,437
Net realized gain (loss) on investments	(43,303)	641,510	50,745	2,781,292	2,886,487
Net change in unrealized appreciation (depreciation) on investments	1,717,504	(1,912,591)	595,738	4,441,653	(2,692,803)

Net increase (decrease) in net assets resulting from operations	2,499,852	224,911	602,587	7,226,192	479,323

Distributions to Shareholders:
From net realized gains
Class A	-	-	-	(3,030,192)	(112,375)
Class C	-	-	-	(856,233)	(33,422)
Net investment income
Class A	(758,744)	(1,427,454)	-	(638,590)	-
Class C	(31,860)	(59,102)	-	(82,080)	-
From return of capital
Class A	-	-	-	-	-
Class C	-	-	-	-	-

Total dividends and distributions to shareholders	(790,604)	(1,486,556)	-	(4,607,095)	(145,797)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	10,180,068	12,333,861	9,939,198	24,622,574	28,601,051
Class C	373,164	610,998	261,639	3,960,528	8,352,520
Reinvestment of dividends and distributions
Class A	671,314	1,345,820	-	3,264,162	111,243
Class C	24,906	41,814	-	932,037	33,336
Cost of shares redeemed
Class A	(5,896,149)	(10,987,110)	(1,481,013)	(8,572,524)	(8,638,114)
Class C	(283,748)	(436,012)	(110,978)	(1,726,003)	(910,938)

Net increase (decrease) in net assets from share transactions of beneficial interest	5,069,555	2,909,371	8,608,846	22,480,774	27,549,098

Total Increase (Decrease) in Net Assets	6,778,803	1,647,726	9,211,433	25,099,871	27,882,624

Net Assets:
Beginning of period	24,303,978	22,656,252	-	56,769,785	28,887,161

End of period*	$31,082,781	$24,303,978	$9,211,433	$81,869,656	$56,769,785

* Includes undistributed net investment income (loss) at end of year	$44,507	$9,460	$(43,896)	$(1,617,528)	$(900,105)

Share Activity:
Shares Sold
Class A	1,108,455	1,320,132	975,158	2,030,761	2,412,710
Class C	40,391	64,843	25,771	336,471	734,318
Shares Reinvested
Class A	73,354	147,305	-	283,347	9,995
Class C	2,700	4,549	-	82,046	3,033
Shares Redeemed
Class A	(642,829)	(1,188,798)	(143,449)	(714,613)	(735,810)
Class C	(30,925)	(46,817)	(10,567)	(147,393)	(77,986)

Net increase (decrease) in shares of beneficial interest outstanding	551,147	301,214	846,913	1,870,618	2,346,260

(1) The Israel Common Values Fund commenced operations on October 12, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Continued)

	STRATEGIC GROWTH FUND			CONSERVATIVE GROWTH FUND

	For the Six Months Ended March 31, 2012	Year Ended September 30, 2011		For the Six Months Ended March 31, 2012	Year Ended September 30, 2011
	(Unaudited)			(Unaudited)
Operations:
Net investment income (loss)	$960,748	$(189,939)		$1,023,435	$145,364
Net realized gain (loss) on investments	(749,488)	(1,558,069)		622,571	(117,573)
Capital gain distributions from affiliated funds	-	-		-	-
Net change in unrealized appreciation (depreciation) on investments	6,774,498	787,545		3,720,800	222,040

Net increase (decrease) in net assets resulting from operations	6,985,758	(960,463)		5,366,806	249,831

Distributions to Shareholders:
Net Investment Income
Class A	-	-		(49,894)	(322,689)
Class B	-	-		-	(12,992)
Class C	-	-		-	(57,747)
From return of capital
Class A	-	(41,359)		-	-

Total dividends and distributions to shareholders	-	(41,359)		(49,894)	(393,428)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,311,419	11,602,959	(A)	3,576,380	11,948,847	(B)
Class B	-	915		-	86,938
Class C	304,621	1,483,698		1,044,378	2,242,908
Reinvestment of dividends and distributions
Class A	-	37,242		46,328	285,257
Class B	-	-		-	12,537
Class C	-	-		-	53,050
Cost of shares redeemed
Class A	(4,109,192)	(13,360,343)		(3,106,423)	(11,723,735)
Class B	-	(5,109,691)	(A)	-	(3,617,843)	(B)
Class C	(581,505)	(1,668,875)		(774,618)	(1,577,257)

Net increase (decrease) in net assets from share transactions of beneficial interest	(3,074,657)	(7,014,095)		786,045	(2,289,298)

Total Increase (Decrease) in Net Assets	3,911,101	(8,015,917)		6,102,957	(2,432,895)
Net Assets:
Beginning of period	37,715,400	45,731,317		43,294,191	45,727,086

End of period*	$41,626,501	$37,715,400		$49,397,148	$43,294,191

* Includes undistributed net investment income (loss) at end of year	$975,099	$14,351		$1,107,631	$134,095

Share Activity:
Shares Sold
Class A	184,886	1,612,904		374,729	1,273,358
Class B	-	135		-	9,964
Class C	46,322	221,382		115,507	254,069
Shares Reinvested
Class A	-	5,216		4,939	30,839
Class B	-	-		-	1,434
Class C	-	-		-	6,084
Shares Redeemed
Class A	(582,637)	(1,879,526)		(326,348)	(1,255,867)
Class B	-	(766,198)		-	(410,466)
Class C	(89,093)	(255,163)		(87,106)	(178,853)

Net increase (decrease) in shares of beneficial interest outstanding	(440,522)	(1,061,251)		81,722	(269,438)

(A)	Includes automatic conversion of Class B shares ($2,385,212 representing 341,496.09 shares) to Class A shares ($2,385,212 representing 320,934.11 shares).
(B)	Includes automatic conversion of Class B shares ($3,374,998 representing 382,807.56 shares) to Class A shares ($3,374,998 representing 360,845.90 shares).

The accompanying notes are an integral part of these financial statements.

Financial Highlights | Aggressive Growth (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010	For the Period ended September 30, 2009 (A)		For the Year ended December 31, 2008		For the Year ended December 31, 2007	For the Year ended December 31, 2006
	(unaudited)

Net asset value, beginning of period	$5.57		$5.42		$4.51	$3.71		$6.80		$7.04	$7.38

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.05)	(B)	(0.10)	(B)	(0.09)	(0.05)		(0.07)		(0.06)	(0.08)
Net realized and unrealized gain (loss) on investments	1.78		0.25		1.00	0.85		(3.01)		0.59	0.65

Total from investment operations	1.73		0.15		0.91	0.80		(3.08)		0.53	0.57

LESS DISTRIBUTIONS:
From net investment income	-		-		-	-		-		-	-
From net realized gains on investments	-		-		-	-		(0.01)		(0.77)	(0.91)

Total distributions	-		-		-	-		(0.01)		(0.77)	(0.91)

Net asset value, end of period	$7.30		$5.57		$5.42	$4.51		$3.71		$6.80	$7.04

Total return (C)(D)	31.06%	(F)	2.77%		20.18%	21.56%	(F)	(45.27)%		7.66%	7.50%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$14,706		$12,259		$13,247	$17,007		$14,575		$24,041	$23,187
Ratios to average net assets
Expenses, before reimbursement	1.95%	(G)	1.81%		1.88%	1.85%	(G)	1.72%		1.52%	1.59%
Expenses, net reimbursement	1.95%	(G)	1.81%		1.88%	1.85%	(G)	1.72%		1.55%	1.60%
Net investment income (loss), before reimbursement	(1.55)%	(G)	(1.52)%		(1.61)%	(1.58)%	(G)	(1.33)%		(0.94)%	(1.17)%
Net investment income (loss), net reimbursement	(1.55)%	(G)	(1.52)%		(1.61)%	(1.58)%	(G)	(1.33)%		(0.97)%	(1.18)%
Portfolio turnover rate	65%		201%		89%	136%		244%	(E)	59%	96%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	On January 1, 2008, Chartwell Investment Partners became sub-advisor for the Fund.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights | Aggressive Growth (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010	For the Period ended September 30, 2009 (A)		For the Year ended December 31, 2008		For the Year ended December 31, 2007	For the Year ended December 31, 2006
	(unaudited)

Net asset value, beginning of period	$5.06		$4.98		$4.18	$3.46		$6.37		$6.69	$7.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.07)	(B)	(0.13)	(B)	(0.11)	(0.06)		(0.11)		(0.10)	(0.11)
Net realized and unrealized gain (loss) on investments	1.62		0.21		0.91	0.78		(2.79)		0.55	0.60

Total from investment operations	1.55		0.08		0.80	0.72		(2.90)		0.45	0.49

LESS DISTRIBUTIONS:
From net investment income	-		-		-	-		-		-	-
From net realized gains on investments	-		-		-	-		(0.01)		(0.77)	(0.91)

Total distributions	-		-		-	-		(0.01)		(0.77)	(0.91)

Net asset value, end of period	$6.61		$5.06		$4.98	$4.18		$3.46		$6.37	$6.69

Total return (C)(D)	30.51%	(F)	1.61%		19.14%	20.81%	(F)	(45.50)%		6.86%	6.65%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,299		$1,766		$1,670	$1,477		$1,272		$2,277	$1,937
Ratios to average net assets
Expenses, before reimbursement	2.70%	(G)	2.57%		2.63%	2.60%	(G)	2.47%		2.27%	2.35%
Expenses, net reimbursement	2.70%	(G)	2.57%		2.63%	2.60%	(G)	2.47%		2.30%	2.35%
Net investment income (loss), before reimbursement	(2.30)%	(G)	(2.28)%		(2.35)%	(2.33)%	(G)	(2.08)%		(1.70)%	(1.94)%
Net investment income (loss), net reimbursement	(2.30)%	(G)	(2.28)%		(2.35)%	(2.33)%	(G)	(2.08)%		(1.73)%	(1.94)%
Portfolio turnover rate	65%		201%		89%	136%		244%	(E)	59%	96%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	On January 1, 2008, Chartwell Investment Partners became sub-advisor for the Fund.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights | International (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010	For the Period ended September 30, 2009 (A)		For the Year ended December 31, 2008	For the Period ended December 31, 2007 (C)

	(unaudited)

Net asset value, beginning of period	$6.54		$7.71		$7.52	$5.92		$11.00	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.03)	(B)	0.20	(B)	0.04	0.08		0.09	0.04
Net realized and unrealized gain (loss) on investments	1.11		(1.33)		0.26	1.52		(5.08)	1.00

Total from investment operations	1.08		(1.13)		0.30	1.60		(4.99)	1.04

LESS DISTRIBUTIONS:
From net investment income	(0.23)		(0.04)		(0.11)	-		(0.09)	(0.04)
From net realized gains on investments	-		-		-	-		-	-

Total distributions	(0.23)		(0.04)		(0.11)	-		(0.09)	(0.04)

Net asset value, end of period	$7.39		$6.54		$7.71	$7.52		$5.92	$11.00

Total return (D)(E)	17.00%	(F)	(14.72)%		3.93%	27.03%	(F)	(45.38)%	10.39%	(F)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$29,598		$28,423		$35,206	$37,248		$31,214	$42,298
Ratio of expenses to average net assets	1.76%	(G)	1.70%		1.74%	1.72%	(G)	1.66%	1.69%	(G)
Ratio of net investment income (loss) to average net assets	(0.83)%	(G)	2.45%		(0.58)%	1.68%	(G)	1.12%	(0.58)%	(G)
Portfolio turnover rate	20%		62%		41%	38%		32%	13%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	For the period May 3, 2007 (Commencement of Operations) to December 31, 2007.
(D)	Total return calculation does not reflect sales load.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights | International (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010	For the Period ended September 30, 2009 (A)		For the Year ended December 31, 2008	For the Period ended December 31, 2007 (C)

	(unaudited)

Net asset value, beginning of period	$6.39		$7.58		$7.41	$5.87		$10.97	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.05)	(B)	0.13	(B)	(0.01)	0.04		0.04	(0.02)
Net realized and unrealized gain (loss) on investments	1.09		(1.29)		0.25	1.50		(5.07)	0.99

Total from investment operations	1.04		(1.16)		0.24	1.54		(5.03)	0.97

LESS DISTRIBUTIONS:
From net investment income	(0.17)		(0.03)		(0.07)	-		(0.07)	-	*
From net realized gains on investments	-		-		-	-		-	-

Total distributions	(0.17)		(0.03)		(0.07)	-		(0.07)	-

Net asset value, end of period	$7.26		$6.39		$7.58	$7.41		$5.87	$10.97

Total return (D)(E)	16.65%	(F)	(15.40)%		3.27%	26.24%	(F)	(45.79)%	9.71%	(F)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,589		$1,427		$1,941	$1,417		$984	$1,318
Ratio of expenses to average net assets	2.51%	(G)	2.45%		2.49%	2.47%	(G)	2.40%	2.48%	(G)
Ratio of net investment income (loss) to average net assets	(1.57)%	(G)	1.58%		(0.15)%	0.85%	(G)	0.45%	(0.44)%	(G)
Portfolio turnover rate	20%		62%		41%	38%		32%	13%

*Amount is less than $0.005 per share.

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	For the period May 3, 2007 (Commencement of Operations) to December 31, 2007.
(D)	Total return calculation does not reflect redemption fee.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights | Large/Mid Cap Growth (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010	For the Period ended September 30, 2009 (A)		For the Year ended December 31, 2008		For the Year ended December 31, 2007	For the Year ended December 31, 2006

	(unaudited)

Net asset value, beginning of period	$6.05		$5.99		$5.37	$4.38		$6.89		$7.25	$6.92

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.02)	(B)	(0.04)	(B)	(0.04)	(0.02)		(0.04)		(0.03)	(0.04)
Net realized and unrealized gain on investments	1.64		0.10		0.66	1.01		(2.46)		0.39	0.37

Total from investment operations	1.62		0.06		0.62	0.99		(2.50)		0.36	0.33

LESS DISTRIBUTIONS:
From net investment income	-		-		-	-		-		-	-
From net realized gains on investments	(0.32)		-		-	-		(0.01)		(0.72)	-

Total distributions	(0.32)		-		-	-		(0.01)		(0.72)	-

Net asset value, end of period	$7.35		$6.05		$5.99	$5.37		$4.38		$6.89	$7.25

Total return (C)(D)	27.48%	(F)	1.00%		11.55%	22.60%	(F)	(36.30)%		5.09%	4.77%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$38,265		$34,252		$38,865	$35,973		$32,484		$53,183	$65,510
Ratios to average net assets
Expenses, before reimbursement	1.62%	(G)	1.60%		1.66%	1.67%	(G)	1.56%		1.46%	1.52%
Expenses, net reimbursement	1.62%	(G)	1.60%		1.66%	1.67%	(G)	1.56%		1.46%	1.53%
Net investment income (loss), before reimbursement	(0.60)%	(G)	(0.64)%		(0.74)%	(0.58)%	(G)	(0.64)%		(0.37)%	(0.56)%
Net investment income (loss), net reimbursement	(0.60)%	(G)	(0.64)%		(0.74)%	(0.58)%	(G)	(0.64)%		(0.37)%	(0.57)%
Portfolio turnover rate	57%		150%		78%	78%		177%	(E)	45%	60%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	On January 1, 2008, Chartwell Investment Partners became sub-advisor for the Fund.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights | Large/Mid Cap Growth (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010	For the Period ended September 30, 2009 (A)		For the Year ended December 31, 2008		For the Year ended December 31, 2007	For the Year ended December 31, 2006

	(unaudited)

Net asset value, beginning of period	$5.57		$5.55		$5.01	$4.11		$6.51		$6.95	$6.69

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.04)	(B)	(0.09)	(B)	(0.08)	(0.04)		(0.08)		(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	1.50		0.11		0.62	0.94		(2.31)		0.35	0.33

Total from investment operations	1.46		0.02		0.54	0.90		(2.39)		0.28	0.26

LESS DISTRIBUTIONS:
From net investment income	-		-		-	-		-		-	-
From net realized gains on investments	(0.32)		-		-	-		(0.01)		(0.72)	-

Total distributions	(0.32)		-		-	-		(0.01)		(0.72)	-

Net asset value, end of period	$6.71		$5.57		$5.55	$5.01		$4.11		$6.51	$6.95

Total return (C)(D)	26.98%	(F)	0.36%		10.78%	21.90%	(F)	(36.73)%		4.15%	3.89%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,420		$2,726		$2,523	$2,120		$1,971		$3,097	$2,222
Ratios to average net assets
Expenses, before reimbursement	2.37%	(G)	2.35%		2.41%	2.42%	(G)	2.31%		2.22%	2.27%
Expenses, net reimbursement	2.37%	(G)	2.35%		2.41%	2.42%	(G)	2.31%		2.22%	2.27%
Net investment income (loss), before reimbursement	(1.34)%	(G)	(1.38)%		(1.49)%	(1.33)%	(G)	(1.39)%		(1.12)%	(1.31)%
Net investment income (loss), net reimbursement	(1.34)%	(G)	(1.38)%		(1.49)%	(1.33)%	(G)	(1.39)%		(1.12)%	(1.31)%
Portfolio turnover rate	57%		150%		78%	78%		177%	(E)	45%	60%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	On January 1, 2008, Chartwell Investment Partners became sub-advisor for the Fund.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights | Small Cap Value (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010	For the Period ended September 30, 2009 (A)		For the Year ended December 31, 2008	For the Year ended December 31, 2007	For the Year ended December 31, 2006

	(unaudited)

Net asset value, beginning of period	$10.82		$11.28		$10.25	$8.88		$13.27	$14.94	$15.27

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.06	(B)	(0.05)	(B)	(0.06)	(0.05)		0.01	0.04	0.22
Net realized and unrealized gain (loss) on investments	3.60		(0.41)	(C)	1.09	1.42		(4.33)	0.36	2.77

Total from investment operations	3.66		(0.46)		1.03	1.37		(4.32)	0.40	2.99

LESS DISTRIBUTIONS:
From net investment income	-		-		-	-		-	(0.03)	(0.22)
From net realized gains on investments	-		-		-	-		(0.07)	(2.04)	(3.10)

Total distributions	-		-		-	-		(0.07)	(2.07)	(3.32)

Net asset value, end of period	$14.48		$10.82		$11.28	$10.25		$8.88	$13.27	$14.94

Total return (D)(E)	33.83%	(F)	(4.08)%		10.05%	15.43%	(F)	(32.50)%	2.87%	19.69%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$48,714		$39,145		$40,482	$47,268		$42,651	$62,525	$66,097
Ratio of expenses to average net assets	1.52%	(G)	1.53%		1.59%	1.59%	(G)	1.50%	1.44%	1.52%
Ratio of net investment income (loss) to average net assets	0.88%	(G)	(0.36)%		(0.51)%	0.71%	(G)	0.05%	0.24%	1.39%
Portfolio turnover rate	27%		102%		64%	57%		110%	60%	148%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions.
(D)	Total return calculation does not reflect sales load.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights | Small Cap Value (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010	For the Period ended September 30, 2009 (A)		For the Year ended December 31, 2008	For the Year ended December 31, 2007	For the Year ended December 31, 2006

	(unaudited)

Net asset value, beginning of period	$9.35		$9.82		$8.99	$7.83		$11.80	$13.58	$14.12

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.01	(B)	(0.13)	(B)	(0.12)	(0.09)		(0.07)	(0.05)	0.09
Net realized and unrealized gain (loss) on investments	3.10		(0.34)	(C)	0.95	1.25		(3.83)	0.31	2.56

Total from investment operations	3.11		(0.47)		0.83	1.16		(3.90)	0.26	2.65

LESS DISTRIBUTIONS:
From net investment income	-		-		-	-		-	-	(0.09)
From net realized gains on investments	-		-		-	-		(0.07)	(2.04)	(3.10)

Total distributions	-		-		-	-		(0.07)	(2.04)	(3.19)

Net asset value, end of period	$12.46		$9.35		$9.82	$8.99		$7.83	$11.80	$13.58

Total return (D)(E)	33.26%	(F)	(4.79)%		9.23%	14.81%	(F)	(32.99)%	2.13%	18.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$5,016		$3,809		$4,186	$3,867		$3,901	$6,341	$4,054
Ratio of expenses to average net assets	2.27%	(G)	2.28%		2.34%	2.34%	(G)	2.25%	2.19%	2.27%
Ratio of net investment income (loss) to average net assets	0.16%	(G)	(1.12)%		(1.26)%	(1.45)%	(G)	(0.70)%	0.47%	0.61%
Portfolio turnover rate	27%		102%		64%	57%		110%	60%	148%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions.
(D)	Total return calculation does not reflect redemption fee.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights | Large/Mid Cap Value (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010	For the Period ended September 30, 2009 (A)		For the Year ended December 31, 2008	For the Year ended December 31, 2007	For the Year ended December 31, 2006

	(unaudited)

Net asset value, beginning of period	$11.83		$11.84		$10.72	$9.10		$15.48	$14.31	$12.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.04	(B)	0.04	(B)	0.05	0.04		0.05	0.15	0.16
Net realized and unrealized gain (loss) on investments	2.80		(0.01)	(C)	1.12	1.58		(6.26)	2.26	2.24

Total from investment operations	2.84		0.03		1.17	1.62		(6.21)	2.41	2.40

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.04)		(0.05)	-		(0.03)	(0.16)	(0.16)
From net realized gains on investments	-		-		-	-		(0.14)	(1.08)	(0.90)
From return of capital	-		-		-	-		-	-	(0.02)

Total distributions	(0.03)		(0.04)		(0.05)	-		(0.17)	(1.24)	(1.08)

Net asset value, end of period	$14.64		$11.83		$11.84	$10.72		$9.10	$15.48	$14.31

Total return (D)(E)	24.03%	(F)	0.20%		10.94%	17.80%	(F)	(40.05)%	17.02%	18.41%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$97,389		$78,255		$80,700	$82,784		$69,695	$103,828	$84,203
Ratio of expenses to average net assets	1.50%	(G)	1.51%		1.58%	1.57%	(G)	1.51%	1.44%	1.51%
Ratio of net investment income (loss) to average net assets	0.60%	(G)	0.33%		0.39%	0.57%	(G)	0.39%	0.99%	1.20%
Portfolio turnover rate	2%		19%		38%	32%		77%	48%	52%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions.
(D)	Total return calculation does not reflect sales load.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights | Large/Mid Cap Value (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010	For the Period ended September 30, 2009 (A)		For the Year ended December 31, 2008	For the Year ended December 31, 2007	For the Year ended December 31, 2006

	(unaudited)

Net asset value, beginning of period	$10.61		$10.68		$9.73	$8.31		$14.24	$13.28	$12.12

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.01)	(B)	(0.05)	(B)	(0.05)	(0.01)		(0.04)	0.02	0.07
Net realized and unrealized gain (loss) on investments	2.51		-	(C)	1.03	1.43		(5.73)	2.10	2.08

Total from investment operations	2.50		(0.05)		0.98	1.42		(5.77)	2.12	2.15

LESS DISTRIBUTIONS:
From net investment income	-		(0.02)		(0.03)	-		(0.02)	(0.08)	(0.07)
From net realized gains on investments	-		-		-	-		(0.14)	(1.08)	(0.90)
From return of capital	-		-		-	-		-	-	(0.02)

Total distributions	-		(0.02)		(0.03)	-		(0.16)	(1.16)	(0.99)

Net asset value, end of period	$13.11		$10.61		$10.68	$9.73		$8.31	$14.24	$13.28

Total return (D)(E)	23.56% (	F)	(0.52)%		10.12%	17.09%	(F)	(40.49)%	16.13%	17.63%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$10,743		$8,903		$9,484	$9,552		$8,544	$12,722	$6,353
Ratio of expenses to average net assets	2.64%	(G)	2.26%		2.33%	2.32%	(G)	2.26%	2.19%	2.25%
Ratio of net investment income (loss) to average net assets	(0.15)%	(G)	(0.43)%		(0.35)%	(0.18)%	(G)	0.35%	0.18%	0.53%
Portfolio turnover rate	2%		19%		38%	32%		77%	48%	52%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions.
(D)	Total return calculation does not reflect redemption fee.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights | Fixed Income (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010		For the Period ended September 30, 2009 (A)		For the Year ended December 31, 2008	For the Year ended December 31, 2007	For the Year ended December 31, 2006

	(unaudited)

Net asset value, beginning of period	$10.72		$10.56		$10.14		$9.56		$9.99	$9.94	$10.06

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.12	(B)	0.28	(B)	0.29	(B)	0.24		0.43	0.44	0.42
Net realized and unrealized gain (loss) on investments	(0.03)		0.18		0.42		0.58		(0.43)	0.06	(0.12)

Total from investment operations	0.09		0.46		0.71		0.82		-	0.50	0.30

LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.30)		(0.29)		(0.24)		(0.43)	(0.45)	(0.41)
From net realized gains on investments	-		-		-		-		-	-	(0.01)

Total distributions	(0.12)		(0.30)		(0.29)		(0.24)		(0.43)	(0.45)	(0.42)

Net asset value, end of period	$10.69		$10.72		$10.56		$10.14		$9.56	$9.99	$9.94

Total return (C)(D)	0.80%	(E)	4.42%		7.07%		8.70%	(E)	(0.05)%	5.19%	3.11%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$67,068		$59,405		$58,831		$48,074		$37,367	$45,371	$39,023
Ratios to average net assets
Expenses, before waiver and reimbursement	1.30%	(F)	1.27%		1.36%		1.35%	(F)	1.29%	1.21%	1.32%
Expenses, net waiver and reimbursement	1.16%	(F)	1.15%		1.21%		1.20%	(F)	1.14%	1.06%	1.35%
Net investment income (loss), before waiver and reimbursement	2.21%	(F)	2.58%		2.63%		3.24%	(F)	4.11%	4.33%	4.42%
Net investment income (loss), net waiver and reimbursement	2.06%	(F)	2.71%		2.78%		3.39%	(F)	4.26%	4.48%	4.39%
Portfolio turnover rate	11%		22%		26%		22%		35%	45%	76%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights | Fixed Income (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010	For the Period ended September 30, 2009 (A)		For the Year ended December 31, 2008	For the Year ended December 31, 2007	For the Year ended December 31, 2006

	(unaudited)

Net asset value, beginning of period	$10.38		$10.22		$9.82	$9.28		$9.69	$9.66	$9.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.08	(B)	0.20	(B)	0.21	0.18		0.33	0.37	0.33
Net realized and unrealized gain (loss) on investments	(0.03)		0.17		0.41	0.56		(0.40)	0.04	(0.12)

Total from investment operations	0.05		0.37		0.62	0.74		(0.07)	0.41	0.21

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.21)		(0.22)	(0.20)		(0.34)	(0.38)	(0.32)
From net realized gains on investments	-		-		-	-		-	-	(0.01)

Total distributions	(0.08)		(0.21)		(0.22)	(0.20)		(0.34)	(0.38)	(0.33)

Net asset value, end of period	$10.35		$10.38		$10.22	$9.82		$9.28	$9.69	$9.66

Total return (C)(D)	0.44%	(E)	3.68%		6.36%	8.02%	(E)	(0.72)%	4.37%	2.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$8,483		$8,265		$8,438	$5,212		$2,883	$2,842	$3,019
Ratios to average net assets
Expenses, before waiver and reimbursement	2.01%	(F)	2.23%		2.12%	2.10%	(F)	2.06%	1.96%	2.10%
Expenses, net waiver and reimbursement	1.86%	(F)	1.90%		1.97%	1.95%	(F)	1.91%	1.81%	2.10%
Net investment income (loss), before waiver and reimbursement	1.47%	(F)	1.61%		1.88%	2.50%	(F)	3.33%	3.59%	3.64%
Net investment income (loss), net waiver and reimbursement	1.32%	(F)	1.95%		2.03%	2.65%	(F)	3.48%	3.74%	3.64%
Portfolio turnover rate	11%		22%		26%	22%		35%	45%	76%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights | High Yield Bond (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010	For the Period ended September 30, 2009 (A)		For the Year ended December 31, 2008	For the Period ended December 31, 2007 (C)

	(unaudited)

Net asset value, beginning of period	$8.71		$9.10		$8.46	$6.23		$9.53	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.27	(B)	0.54	(B)	0.60	0.48		0.61	0.36
Net realized and unrealized gain (loss) on investments	0.58		(0.39)		0.63	2.23		(3.30)	(0.47)

Total from investment operations	0.85		0.15		1.23	2.71		(2.69)	(0.11)

LESS DISTRIBUTIONS:
From net investment income	(0.26)		(0.54)		(0.59)	(0.48)		(0.60)	(0.36)
From net realized gains on investments	-		-		-	-		(0.01)	-

Total distributions	(0.26)		(0.54)		(0.59)	(0.48)		(0.61)	(0.36)

Net asset value, end of period	$9.30		$8.71		$9.10	$8.46		$6.23	$9.53

Total return (D)(E)	9.78%	(F)	1.48%		14.98%	45.11%	(F)	(29.55)%	(1.14)%	(F)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$29,693		$23,110		$21,617	$18,740		$13,283	$20,284
Ratios to average net assets
Expenses, before waiver and reimbursement	1.33%	(G)	1.30%		1.43%	1.46%	(G)	1.41%	1.45%	(G)
Expenses, net waiver and reimbursement	1.33%	(G)	1.30%		1.43%	1.46%	(G)	1.41%	1.35%	(G)
Net investment income (loss), before waiver and reimbursement	5.97%	(G)	5.81%		6.72%	8.75%	(G)	7.06%	5.67%	(G)
Net investment income (loss), net waiver and reimbursement	5.97%	(G)	5.81%		6.72%	8.75%	(G)	7.06%	5.77%	(G)
Portfolio turnover rate	9%		60%		40%	34%		28%	23%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	For the period May 7, 2007 (Commencement of Operations) to December 31, 2007.
(D)	Total return calculation does not reflect sales load.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights | High Yield Bond (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010		For the Period ended September 30, 2009 (A)		For the Year ended December 31, 2008	For the Period ended December 31, 2007 (C)

	(unaudited)

Net asset value, beginning of period	$8.79		$9.17		$8.51		$6.29		$9.60	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.24	(B)	0.47	(B)	0.53	(B)	0.43	(B)	0.53	0.26
Net realized and unrealized gain (loss) on investments	0.57		(0.39)		0.66		2.24		(3.33)	(0.40)

Total from investment operations	0.81		0.08		1.19		2.67		(2.80)	(0.14)

LESS DISTRIBUTIONS:
From net investment income	(0.22)		(0.46)		(0.53)		(0.45)		(0.50)	(0.26)
From net realized gains on investments	-		-		-		-		(0.01)	-

Total distributions	(0.22)		(0.46)		(0.53)		(0.45)		(0.51)	(0.26)

Net asset value, end of period	$9.38		$8.79		$9.17		$8.51		$6.29	$9.60

Total return (D)(E)	9.29%	(F)	0.72%		14.36%		43.90%	(F)	(30.17)%	(1.38)%	(F)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,390		$1,194		$1,039		$547		$141	$241
Ratios to average net assets
Expenses, before wavier and reimbursement	2.08%	(G)	2.05%		2.18%		2.20%	(G)	2.14%	2.20%	(G)
Expenses, net waiver and reimbursement	2.08%	(G)	2.05%		2.18%		2.20%	(G)	2.14%	2.10%	(G)
Net investment income (loss), before waiver and reimbursement	5.22%	(G)	5.06%		5.99%		7.55%	(G)	6.26%	5.24%	(G)
Net investment income (loss), net waiver and reimbursement	5.22%	(G)	5.06%		5.99%		7.55%	(G)	6.26%	5.34%	(G)
Portfolio turnover rate	9%		60%		40%		34%		28%	23%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	For the period May 7, 2007 (Commencement of Operations) to December 31, 2007.
(D)	Total return calculation does not reflect redemption fee.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights | Israel Common Values (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2012	(A)
	(unaudited)

Net asset value, beginning of period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.07)	(B)
Net realized and unrealized gain on investments	0.95

Total from investment operations	0.88

LESS DISTRIBUTIONS:
From net investment income	-
From net realized gains on investments	-

Total distributions	-

Net asset value, end of period	$10.88

Total return (C)(D)	10.12%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$9,047
Ratio of expenses to average net assets	2.83%	(F)
Ratio of net investment income (loss) to average net assets	(1.42)%	(F)
Portfolio turnover rate	9%

(A)	For the period October 12, 2011 (Commencement of Operations) to March 31, 2012.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights | Israel Common Values (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2012	(A)
	(unaudited)

Net asset value, beginning of period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.10)	(B)
Net realized and unrealized gain on investments	0.94

Total from investment operations	0.84

LESS DISTRIBUTIONS:
From net investment income	-
From net realized gains on investments	-

Total distributions	-

Net asset value, end of period	$10.84

Total return (C)(D)	9.83%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$165
Ratio of expenses to average net assets	3.51%	(F)
Ratio of net investment income (loss) to average net assets	(2.13)%	(F)
Portfolio turnover rate	9%

(A)	For the period October 12, 2011 (Commencement of Operations) to March 31, 2012.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights | Defensive Strategies (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2012		For the Year ended September 30, 2011		For the Period ended September 30, 2010 (A)

	(unaudited)

Net asset value, beginning of period	$11.28		$10.70		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.01 (	B)	0.09 (	B)	0.02
Net realized and unrealized gain (loss) on investments	1.38		0.54		1.08

Total from investment operations	1.39		0.63		1.10

LESS DISTRIBUTIONS:
From net investment income	(0.14)		-		-
From net realized gains on investments	(0.66)		(0.05)		(0.21)
From return of capital	-		-		(0.19)

Total distributions	(0.80)		(0.05)		(0.40)

Net asset value, end of period	$11.87		$11.28		$10.70

Total return (C)(D)	12.50% (	E)	5.88%		10.97% (	E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$64,905		$43,670		$23,360
Ratio of expenses to average net assets	1.24% (	F)	1.29%		1.51% (	F)
Ratio of net investment income (loss) to average net assets	0.17% (	F)	0.75%		0.13% (	F)
Portfolio turnover rate	136%		64%		41%

(A)	For the period November 4, 2009 (Commencement of Operations) to September 30, 2010.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights | Defensive Strategies (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2012		For the Year ended September 30, 2011		For the Period ended September 30, 2010 (A)

	(unaudited)

Net asset value, beginning of period	$11.09		$10.58		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.03) (	B)	0.02 (	B)	(0.06)
Net realized and unrealized gain (loss) on investments	1.34		0.54		1.08

Total from investment operations	1.31		0.56		1.02

LESS DISTRIBUTIONS:
From net investment income	(0.06)		-		-
From net realized gains on investments	(0.66)		(0.05)		(0.21)
From return of capital	-		-		(0.23)

Total distributions	(0.72)		(0.05)		(0.44)

Net asset value, end of period	$11.68		$11.09		$10.58

Total return (C)(D)	12.00% (	E)	5.28%		10.18% (	E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$16,965		$13,100		$5,527
Ratio of expenses to average net assets	1.98% (	F)	2.03%		2.28% (	F)
Ratio of net investment income (loss) to average net assets	(0.57)% (	F)	0.15%		(0.64)% (	F)
Portfolio turnover rate	136%		64%		41%

(A)	For the period November 4, 2009 (Commencement of Operations) to September 30, 2010.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights | Strategic Growth (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010	For the Period ended September 30, 2009 (A)		For the Year ended December 31, 2008	For the Year ended December 31, 2007	For the Year ended December 31, 2006

	(unaudited)

Net asset value, beginning of period	$6.27		$6.49		$5.97	$4.86		$9.12	$9.69	$9.18

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.17 (	B)	(0.02) (	B)	0.02	(0.01)		0.01	0.10	0.14
Net realized and unrealized gain (loss) on investments	1.02		(0.19)		0.50	1.12		(3.66)	0.90	0.82

Total from investment operations	1.19		(0.21)		0.52	1.11		(3.65)	1.00	0.96

LESS DISTRIBUTIONS:
From net investment income	-		-		-	-		(0.09)	(0.10)	(0.05)
From net realized gains on investments	-		-		-	-		(0.52)	(1.47)	(0.40)
From return of capital	-		(0.01)		-	-		-	-	-

Total distributions	-		(0.01)		-	-		(0.61)	(1.57)	(0.45)

Net asset value, end of period	$7.46		$6.27		$6.49	$5.97		$4.86	$9.12	$9.69

Total return (C)(D)	18.98% (	G)	(3.29)%		8.71%	22.84% (	G)	(39.82)%	10.45%	10.41%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$34,272		$31,269		$34,098	$30,066		$25,440	$44,231	$37,204
Ratio of expenses to average net assets (E)	1.07% (	H)	1.05%		1.11%	1.11% (	H)	1.03%	1.00%	1.07%
Ratio of net investment income (loss) to average net assets (E)(F)	4.86% (	H)	(0.23)%		0.30%	(0.25)% (	H)	0.12%	1.10%	1.49%
Portfolio turnover rate	23%		22%		25%	5%		17%	45%	11%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(G)	For periods of less than one full year, total return is not annualized.
(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights | Strategic Growth (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010	For the Period ended September 30, 2009 (A)		For the Year ended December 31, 2008	For the Year ended December 31, 2007	For the Year ended December 31, 2006

	(unaudited)

Net asset value, beginning of period	$5.82		$6.09		$5.64	$4.62		$8.70	$9.31	$8.86

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.13	(B)	(0.07)	(B)	(0.03)	(0.04)		(0.05)	0.03	0.06
Net realized and unrealized gain (loss) on investments	0.96		(0.20)		0.48	1.06		(3.47)	0.86	0.79

Total from investment operations	1.09		(0.27)		0.45	1.02		(3.52)	0.89	0.85

LESS DISTRIBUTIONS:
From net investment income	-		-		-	-		(0.04)	(0.03)	-
From net realized gains on investments	-		-		-	-		(0.52)	(1.47)	(0.40)

Total distributions	-		-		-	-		(0.56)	(1.50)	(0.40)

Net asset value, end of period	$6.91		$5.82		$6.09	$5.64		$4.62	$8.70	$9.31

Total return (C)(D)	18.73%	(G)	(4.43)%		7.98%	22.08%	(G)	(40.32)%	9.73%	9.51%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$7,355		$6,446		$6,950	$7,608		$6,423	$9,836	$7,609
Ratio of expenses to average net assets (E)	1.82%	(H)	1.82%		1.86%	1.85%	(H)	1.78%	1.75%	1.81%
Ratio of net investment income (loss) to average net assets (E)(F)	4.02%	(H)	(1.00)%		(0.46)%	(1.00)%	(H)	(0.61)%	0.43%	0.76%
Portfolio turnover rate	23%		22%		25%	5%		17%	45%	11%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(G)	For periods of less than one full year, total return is not annualized.
(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights | Conservative Growth (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010	For the Period ended September 30, 2009 (A)		For the Year ended December 31, 2008	For the Year ended December 31, 2007	For the Year ended December 31, 2006

	(unaudited)

Net asset value, beginning of period	$8.80		$8.83		$8.25	$6.94		$10.49	$11.10	$10.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.21	(B)	0.04	(B)	0.09	0.04		0.13	0.22	0.32
Net realized and unrealized gain (loss) on investments	0.88		0.01		0.60	1.27		(3.18)	0.75	0.75

Total from investment operations	1.09		0.05		0.69	1.31		(3.05)	0.97	1.07

LESS DISTRIBUTIONS:
From net investment income	(0.01)		(0.08)		(0.11)	-		(0.15)	(0.20)	(0.22)
From net realized gains on investments	-		-		-	-		(0.35)	(1.38)	(0.58)

Total distributions	(0.01)		(0.08)		(0.11)	-		(0.50)	(1.58)	(0.80)

Net asset value, end of period	$9.88		$8.80		$8.83	$8.25		$6.94	$10.49	$11.10

Total return (C)(D)	12.42%	(G)	0.50%		8.47%	18.88%	(G)	(28.88)%	8.85%	9.86%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$40,212		$35,331		$35,031	$33,128		$26,206	$38,102	$33,189
Expenses, before waiver and reimbursement (E)	1.03%	(H)	1.05%		1.13%	1.10%	(H)	1.02%	1.02%	1.08%
Expenses, net waiver and reimbursement (E)	1.03%	(H)	1.05%		1.13%	1.10%	(H)	1.02%	1.02%	1.09%
Net investment income (loss), before waiver and reimbursement (E)(F)	4.49%	(H)	0.48%		1.07%	0.82%	(H)	1.36%	2.09%	2.98%
Net investment income (loss), net waiver and reimbursement (E)(F)	4.49%	(H)	0.48%		1.07%	0.82%	(H)	1.36%	2.09%	2.97%
Portfolio turnover rate	17%		23%		31%	16%		26%	41%	6%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(G)	For periods of less than one full year, total return is not annualized.
(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights | Conservative Growth (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010	For the Period ended September 30, 2009 (A)		For the Year ended December 31, 2008	For the Year ended December 31, 2007	For the Year ended December 31, 2006

	(unaudited)

Net asset value, beginning of period	$8.24		$8.32		$7.83	$6.61		$10.02	$10.68	$10.44

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.17	(B)	(0.02) (	B)	0.02	-	*	0.06	0.12	0.23
Net realized and unrealized gain (loss) on investments	0.82		0.00	*	0.57	1.22		(3.03)	0.72	0.73

Total from investment operations	0.99		(0.02)		0.59	1.22		(2.97)	0.84	0.96

LESS DISTRIBUTIONS:
From net investment income	-		(0.06)		(0.10)	-		(0.09)	(0.12)	(0.14)
From net realized gains on investments	-		-		-	-		(0.35)	(1.38)	(0.58)

Total distributions	-		(0.06)		(0.10)	-		(0.44)	(1.50)	(0.72)

Net asset value, end of period	$9.23		$8.24		$8.32	$7.83		$6.61	$10.02	$10.68

Total return (C)(D)	12.01%	(G)	(0.25)%		7.57%	18.46% (	G)	(29.45)%	7.98%	9.16%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000’s)	$9,185		$7,963		$7,365	$7,500		$6,438	$7,164	$5,833
Expenses, before waiver and reimbursement (E)	1.78%	(H)	1.80%		1.88%	1.85%	(H)	1.77%	1.77%	1.84%
Expenses, net waiver and reimbursement (E)	1.78%	(H)	1.80%		1.88%	1.85%	(H)	1.77%	1.77%	1.84%
Net investment income (loss), before waiver and reimbursement (E)(F)	3.79%	(H)	(0.27)%		0.29%	0.05%	(H)	0.72%	1.40%	2.36%
Net investment income (loss), net waiver and reimbursement (E)(F)	3.79%	(H)	(0.27)%		0.29%	0.05%	(H)	0.72%	1.40%	2.36%
Portfolio turnover rate	17%		23%		31%	16%		26%	41%	6%

* Amount is less than $0.005 per share.

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(G)	For periods of less than one full year, total return is not annualized.
(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

March 31, 2012 (Unaudited)

Timothy Plan Family of Funds

Note 1 | Significant Accounting Policies

The Timothy Plan (the “Trust”) is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. As of March 31, 2012, the Trust consisted of thirteen series. These financial statements include the following eleven series: Timothy Plan Aggressive Growth Fund, Timothy Plan International Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan Defensive Strategies Fund, Timothy Plan Israel Common Values Fund, Timothy Plan Strategic Growth Fund and Timothy Plan Conservative Growth Fund (the “Funds”).

The Timothy Plan Aggressive Growth Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks without regard to market capitalizations and investing in the securities of a limited number of companies which the Fund’s Advisor believes show a high probability for superior growth.

The Timothy Plan International Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in the common stock and similar securities of foreign companies through the purchase of American Depositary Receipts (“ADRs”) without regard to market capitalization, investing its assets in the ADRs of companies which the Fund’s investment manager believes show a high probability for superior growth, and allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Timothy Plan Large/Mid Cap Growth Fund’s investment objective is long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks with market capitalizations in excess of $2 billion.

The Timothy Plan Small Cap Value Fund’s primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing at least 80% of its assets in U.S. common stocks whose market capitalization is generally less than $2 billion.

The Timothy Plan Large/Mid Cap Value Fund’s investment objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing in U.S. common stocks. The Fund will invest at least 80% of its assets in the common stock of companies whose total market capitalization generally exceeds $2 billion.

The Timothy Plan Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities. The Fund will generally only purchase high quality securities.

The Timothy Plan High Yield Bond Fund’s investment objective is to generate a high level of current income. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities. The Fund will generally purchase securities that are not investment-grade, meaning securities with a rating of “BBB” or lower as rated by Standard and Poor’s or a comparable rating by another nationally recognized rating agency. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Timothy Plan Defensive Strategies Fund’s investment objective is the protection of principal through aggressive, proactive reactions to prevailing economic conditions. To achieve its investment objective, the Fund normally invests in Real Estate

Notes to Financial Statements

March 31, 2012 (Unaudited)

Timothy Plan Family of Funds

Investment Trusts (“REITs”), commodities based Exchange-Traded Funds (“ETFs”), and Treasury Inflation Protected Securities (“TIPS”).

The Timothy Israel Common Values Fund seeks to provide long-term growth of capital. This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in Israel through the purchase of American Depository Receipts (ADRs) and direct investments in such companies on foreign stock exchanges, without regard to market capitalizations.

The Timothy Plan Strategic Growth Fund seeks to generate medium to high levels of long-term capital growth. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 5-10% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 15-25% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 15-25% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 5-15% of its net assets in the Timothy Plan High Yield Bond Fund; approximately 20-30% of its net assets in the Timothy Plan International Fund; approximately 5%-10% of its net assets in the Timothy Plan Aggressive Growth Fund; approximately 5%-15% of its net assets in the Timothy Plan Defensive Strategies Fund; and approximately 5-10% of its net assets in the Timothy Plan Israel Common Values Fund.

The Timothy Plan Conservative Growth Fund seeks to generate moderate levels of long-term capital growth with a secondary objective of current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 0-10% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 10-20% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 5-15% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 0-5% of its net assets in the Timothy Plan Aggressive Growth Fund; approximately 5-15% of its net assets in the Timothy Plan High Yield Bond Fund; approximately 5-15% of its net assets in the Timothy Plan International Fund; approximately 20%-40% of its net assets in the Timothy Plan Fixed Income Fund; approximately 10-30% of its net assets in the Timothy Plan Defensive Strategies Fund; and approximately 0-5% of its net assets in the Timothy Plan Israel Common Values Fund.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

A.  SECURITY VALUATION AND FAIR VALUE MEASUREMENTS

All investments in securities are recorded at their estimated fair value as described in Note 2.

B.  INVESTMENT INCOME AND SECURITIES TRANSACTIONS

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis. The Timothy Plan Aggressive Growth Fund, Large/Mid Cap Growth Fund, Large/Mid Cap Value Fund, Small Cap Value Fund and Defensive Strategies Fund have made certain investments in REITs and Master Limited Partnerships (“MLPs”). Dividend income from REITs and MLPs is recognized on the ex-dividend date. It is common for distributions from REITs and MLPs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. Income or loss from the MLPs is reclassified upon receipt of the MLPs’ K-1. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or

Notes to Financial Statements

March 31, 2012 (Unaudited)

Timothy Plan Family of Funds

losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.  NET ASSET VALUE PER SHARE

The Net Asset Value (“NAV”) per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. The NAV is calculated separately for each class of the following Funds: Timothy Plan Aggressive Growth Fund, Timothy Plan International Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan Defensive Strategies Fund, Timothy Plan Israel Common Values Fund, Timothy Plan Strategic Growth Fund and Timothy Plan Conservative Growth Fund. The asset value of the classes may differ because of different fees and expenses charged to each class.

D.  EXPENSES

Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board of Trustees (the “Board”).

E.  CLASSES

There are two classes of shares currently offered by the Trust: Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class C shares are offered with a contingent deferred sales charge (“CDSC”) that ends after the first year and ongoing service and distribution fees.

Class specific expenses are borne by each specific class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

F.  USE OF ESTIMATES

In the preparation of financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.  FEDERAL INCOME TAXES

It is the policy of each Fund to continue to comply with all requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income or gains. Therefore, no federal income tax or excise provision is required.

As of September 30, 2011, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the year ended September 30, 2011, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2008 and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially within the next twelve months.

H.  DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any

Notes to Financial Statements

March 31, 2012 (Unaudited)

Timothy Plan Family of Funds

such reclassifications will have no effect on net assets, results of operations, or NAVs per share of the Funds. Reclassifications for the fiscal year ended September 30, 2011 are as follows:

Funds	Paid in Capital	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss) on Investments
Aggressive Growth Fund	$(303,250)	$302,883	$367
International Fund	(465)	55,332	(54,867)
Large/Mid Cap Growth Fund	(319,255)	318,429	826
Small Cap Value Fund	(232,816)	235,679	(2,863)
Large/Mid Cap Value Fund	-	784	(784)
Fixed Income Fund	-	86,228	(86,228)
High Yield Bond Fund	-	-	-
Money Market Fund	(217)	918	(701)
Defensive Strategies Fund	1,582	(1,146,334)	1,144,752
Strategic Growth Fund	(231,298)	204,357	26,941
Conservative Growth Fund	-	(11,203)	11,203

Note 2 | Security Valuation and Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

—Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

—Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

—Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, ADRs, REITs, MLPs, and ETFs are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally

Notes to Financial Statements

March 31, 2012 (Unaudited)

Timothy Plan Family of Funds

valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, when the market is considered inactive, an equity security (such as some ADRs owned by the International Fund) owned by the Funds will be valued by the pricing service at an evaluated bid, with inputs such as the underlying securities price, the exchange rate for the currency and the ADR factor. When this happens, the security will generally be classified as a Level 2 security. When market quotations are not readily available, when the Advisor or Sub-Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, mortgage-backed securities, U.S. Government securities and U.S. government agency securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor or Sub-Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The Board has delegated to the Advisor and/or Sub-Advisors responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor or Sub-Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Board has adopted written policies and procedures to guide the Advisor and Sub-Advisors with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The following is a summary of the inputs used to value each Fund’s assets as of March 31, 2012:

Aggressive Growth Fund

	$15,953,671	$15,953,671	$15,953,671	$15,953,671	$15,953,671
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$15,953,671	$-	$-	$15,953,671
Money Market Fund	1,128,332	-	-	1,128,332
Total	$17,082,003	$-	$-	$17,082,003

International Fund

	$29,893,451	$29,893,451	$29,893,451	$29,893,451	$29,893,451
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$29,893,451	$-	$-	$29,893,451
Money Market Fund	1,022,126	-	-	1,022,126
Total	$30,915,577	$-	$-	$30,915,577

Notes to Financial Statements

March 31, 2012 (Unaudited)

Timothy Plan Family of Funds

Large/Mid Cap Growth Fund

	$39,980,505 11	$39,980,505 11	$39,980,505 11	$39,980,505 11	$39,980,505 11
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$39,980,505	$-	$-	$39,980,505
Money Market Fund	1,629,773	-	-	1,629,773
Total	$41,610,278	$-	$-	$41,610,278

Small Cap Value Fund

	$43,947,133 11	$43,947,133 11	$43,947,133 11	$43,947,133 11	$43,947,133 11
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$43,947,133	$-	$-	$43,947,133
REITs	6,306,409	-	-	6,306,409
Money Market Fund	4,297,306	-	-	4,297,306
Total	$54,550,848	$-	$-	$54,550,848

Large/Mid Cap Value Fund

	$108,124,031 11	$108,124,031 11	$108,124,031 11	$108,124,031 11	$108,124,031 11
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$95,561,059	$-	$-	$95,561,059
Master Limited Partnerships	2,250,528	-	-	2,250,528
REITs	4,738,355	-	-	4,738,355
Money Market Fund	5,574,089	-	-	5,574,089
Total	$108,124,031	$-	$-	$108,124,031

Fixed Income Fund

	$21,668,885 11	$21,668,885 11	$21,668,885 11	$21,668,885 11	$21,668,885 11
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$21,668,885	$-	$21,668,885
U.S. Government Notes & Bonds	-	21,265,664	-	21,265,664
Government Mortgage-Backed Securities	-	24,079,010	-	24,079,010
Treasury Inflation Protected Securities	-	3,604,809	-	3,604,809
Money Market Fund	4,432,627	-	-	4,432,627
Total	$4,432,627	$70,618,368	$-	$75,050,995

High Yield Bond Fund

	$29,100,341 11	$29,100,341 11	$29,100,341 11	$29,100,341 11	$29,100,341 11
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$29,100,341	$-	$29,100,341
Money Market Fund	1,311,553	-	-	1,311,553
Total	$1,311,553	$29,100,341	$-	$30,411,894

Israel Common Values Fund

	$8,013,187 11	$8,013,187 11	$8,013,187 11	$8,013,187 11	$8,013,187 11
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$8,013,187	$-	$-	$8,013,187
REITs	283,230	-	-	283,230
Money Market Fund	919,458	-	-	919,458
Total	$9,215,875	$-	$-	$9,215,875

Defensive Strategies Fund

	$27,916,071 11	$27,916,071 11	$27,916,071 11	$27,916,071 11	$27,916,071 11
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$27,916,071	$-	$-	$27,916,071
REITs	11,378,491	-	-	11,378,491
Exchange Traded Funds	12,617,727	-	-	12,617,727
Government Mortgage-Backed Securities	-	2,055,557	-	2,055,557
Treasury Inflation Protected Securities	-	21,796,056	-	21,796,056
Money Market Fund	5,944,058	-	-	5,944,058
Total	$57,856,347	$23,851,613	$-	$81,707,960

Notes to Financial Statements

March 31, 2012 (Unaudited)

Timothy Plan Family of Funds

Strategic Growth Fund

	$41,711,631 11	$41,711,631 11	$41,711,631 11	$41,711,631 11	$41,711,631 11
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$41,711,631	$-	$-	$41,711,631
Money Market Fund	70,769	-	-	70,769
Total	$41,782,400	$-	$-	$41,782,400

Conservative Growth Fund

	$49,244,894 11	$49,244,894 11	$49,244,894 11	$49,244,894 11	$49,244,894 11
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$49,244,894	$-	$-	$49,244,894
Money Market Fund	123,355	-	-	123,355
Total	$49,368,249	$-	$-	$49,368,249

Refer to the Schedules of Investments for industry classifications.

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period. During the six months ended March 31, 2012, there were no transfers into and out of Level 1 and Level 2. The Funds’ policy is to recognize transfers at the end of the reporting period.

Note 3 | Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended March 31, 2012:

	Purchases		Sales
Fund	U.S. Gov’t Obligations	Other	U.S. Gov’t Obligations	Other
Aggressive Growth Fund	$-	$9,627,654	$-	$11,099,376
International Fund	-	5,825,103	-	8,290,264
Large/Mid Cap Growth Fund	-	21,210,968	-	24,368,130
Small Cap Value Fund	-	12,749,829	-	18,187,386
Large/Mid Cap Value Fund	-	2,211,151	-	1,782,607
Fixed Income Fund	1,083,697	12,334,364	-	7,543,251
High Yield Bond Fund	-	6,663,315	-	2,363,239
Defensive Strategies Fund	10,920,664	82,691,011	3,493,783	73,171,226
Strategic Growth Fund	-	9,169,500	-	9,524,026
Conservative Growth Fund	-	11,341,341	-	7,701,378
Israel Common Values Fund	-	8,120,087	-	468,913

Note 4 | Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, Ltd., (“TPL”) is the investment advisor for the Funds pursuant to an investment advisory agreement (the “Agreement”) that was renewed by the Board on February 24, 2012. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. Under the terms of the Agreement, as amended, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Timothy Plan International Fund and Timothy Plan Israel Common Values Fund; 0.85% of the average daily net assets of the Timothy Plan Aggressive Growth, the Timothy Plan Small Cap Value, the Timothy Plan Large/Mid Cap Growth, and the Timothy Plan Large/Mid Cap Value Funds; 0.60% of the average daily net assets of the Timothy Plan Fixed Income, the Timothy Plan High Yield Bond, and the Timothy Plan Defensive Strategies Funds; and 0.65% of the average daily net assets of the Timothy Plan Conservative Growth and the Timothy Plan Strategic Growth Funds. TPL has voluntarily agreed to reduce the fee it receives from the Timothy Plan Fixed Income Fund to 0.45%. Such voluntary fee reductions/reimbursements may be authorized by TPL at any time, but such

Notes to Financial Statements

March 31, 2012 (Unaudited)

Timothy Plan Family of Funds

action shall not obligate TPL to waive any fees in the near future. Such voluntary fee reductions/reimbursements are not subject to future recoupment. An officer and trustee of the Funds is also an officer and owner of the Advisor.

For the six months ended March 31, 2012, TPL waived and reimbursed the Fund as follows:

Fund	Six Months Ended March 31, 2012
Fixed Income Fund	$52,894

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Fees are billed monthly as follows:

Fund Accounting and Fund Administration Fees:

Fund Complex Base annual fee:

25 basis points (0.25%) on the first $200 million of net assets

15 basis points (0.15%) on the next $200 million of net assets;

8 basis points (0.08%) on the next $600 million of net assets; and

6 basis points (0.06%) on net assets greater than $1 billion.

Transfer agency fees for the Funds are combined with the Fund Accounting and Fund Administration fees under the Trust’s agreement with GFS. Therefore, there is no separate base annual fee per Fund or share class.

An officer of the Trust is also an employee of GFS, and is not paid any fees directly by the Trust for serving in such capacity.

The Timothy Plan Aggressive Growth, Timothy Plan International, Timothy Plan Large/Mid Cap Growth, Timothy Plan Small Cap Value, Timothy Plan Large/Mid Cap Value, Timothy Plan Fixed Income, Timothy Plan High Yield Bond, Timothy Plan Defensive Strategies, and Timothy Plan Israel Common Values Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class A Plan, the Funds will pay TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class C Plan, the Funds will pay TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares.

Notes to Financial Statements

March 31, 2012 (Unaudited)

Timothy Plan Family of Funds

The Timothy Plan Conservative Growth and Timothy Plan Strategic Growth Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Class A shares of the Funds do not impose a service fee. Under the Class C Plan, the Funds will pay TPL a fee at an annual rate of 0.75%, payable monthly to outside broker/dealers, of the average daily net assets attributable to such class of shares. For the six months ended March 31, 2012, the Funds paid TPL under the terms of the Plans as follows:

Fund	12b-1 Fees
Six Months Ended March 31, 2012
Aggressive Growth Fund	$27,040
International Fund	44,860
Large/Mid Cap Growth Fund	60,855
Small Cap Value Fund	79,117
Large/Mid Cap Value Fund	161,644
Fixed Income Fund	119,536
High Yield Bond Fund	39,333
Israel Common Values Fund	8,048
Defensive Strategies Fund	150,789
Strategic Growth Fund	26,367
Conservative Growth Fund	32,148

TPL also serves as the principal underwriter of the Funds’ shares. An officer and trustee of the Funds is also an officer of the principal underwriter. For the six months ended March 31, 2012, TPL received sales charges deducted from the proceeds of sales of Class A capital shares and CDSC fees deducted from the redemption of C capital shares as follows:

Fund	Sales Charges (Class A)	CDSC Fees (Class C)
Aggressive Growth Fund	$1,623	$611
International Fund	2,565	47
Large/Mid Cap Growth Fund	4,895	416
Small Cap Value Fund	4,104	212
Large/Mid Cap Value Fund	10,429	699
Fixed Income Fund	18,410	437
High Yield Bond Fund	3,759	30
Israel Common Values Fund	1,393	-
Defensive Strategies Fund	18,721	1,762
Strategic Growth Fund	5,016	7,328
Conservative Growth Fund	11,304	1,392

Notes to Financial Statements

March 31, 2012 (Unaudited)

Timothy Plan Family of Funds

Note 5 | Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates the presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. At March 31, 2012 there were no shareholders with ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund.

Certain Timothy Plan Funds own shares of other Timothy Plan Funds. U.S. Bank, N.A., custodian of the Timothy Plan Funds, holds these shares in omnibus accounts, some of which are controlled by National Financial Services, Inc. The following shows the percentage of each Timothy Plan Fund that is held by U.S. Bank, N.A., as custodian of the Timothy Funds. These accounts can be considered affiliated to the Timothy Plan.

Funds	% of Fund Owned by Other Timothy Plan Funds
Aggressive Growth Fund, Class A	41.07%
International Fund, Class A	51.94%
Large/Mid Cap Growth Fund, Class A	46.81%
Small Cap Value Fund, Class A	17.92%
Large/Mid Cap Value Fund, Class A	28.90%
Fixed Income Fund, Class A	34.51%
High Yield Bond Fund, Class A	41.23%
Israel Common Values Fund, Class A	91.92%
Defensive Strategies Fund, Class A	55.51%

Notes to Financial Statements

March 31, 2012 (Unaudited)

Timothy Plan Family of Funds

Note 6 | Distributions to Shareholders

The tax character of distributions paid during the fiscal year ended September 30, 2011 and the fiscal year ended September 30, 2010 were as follows:

	Aggressive Growth	International *	Large/Mid Cap Growth	Small Cap Value

Year ended September 30, 2011
Ordinary Income	$-	$298,149	$-	$-
Short-term Capital Gains	-	-	-	-
Long-term Capital Gains	-	-	-	-
Return of Capital	-	-	-	-

	$-	$298,149	$-	$-

Year ended September 30, 2010
Ordinary Income	$-	$552,642	$-	$-
Short-term Capital Gains	-	-	-	-
Long-term Capital Gains	-	-	-	-
Return of Capital	-	-	-	-

	$-	$552,642	$-	$-

	Large/Mid Cap Value	Fixed Income	High Yield Bond	Money Market

Year ended September 30, 2011
Ordinary Income	$276,108	$1,813,005	$1,486,556	$5,496
Short-term Capital Gains	-	-	-	-
Long-term Capital Gains	-	-	-	-
Return of Capital	-	-	-	-

	$276,108	$1,813,005	$1,486,556	$5,496

Year ended September 30, 2010
Ordinary Income	$394,793	$1,626,024	$1,381,507	$4,652
Short-term Capital Gains	-	-	-	5,396
Long-term Capital Gains	-	-	-	-
Return of Capital	-	-	-	-

	$394,793	$1,626,024	$1,381,507	$10,048

	Defensive Strategies	Strategic Growth	Conservative Growth

Year ended September 30, 2011
Ordinary Income	$-	$-	$393,428
Short-term Capital Gains	145,797	-	-
Long-term Capital Gains	-	-	-
Return of Capital	-	41,359	-

	$145,797	$41,359	$393,428

Year ended September 30, 2010
Ordinary Income	$3,363	$-	$607,967
Short-term Capital Gains	502,028	-	-
Long-term Capital Gains	36,320	-	-
Return of Capital	477,490	-	-

	$1,019,201	$-	$607,967

* The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to $78,668 and $69,497 of allowable foreign tax credits from fiscal years ended September 30, 2011 and September 30, 2010, respectively, which have been passed through to the Fund’s underlying shareholders.

Notes to Financial Statements

March 31, 2012 (Unaudited)

Timothy Plan Family of Funds

As of September 30, 2011, the components of distributable earnings on a tax basis were as follows:

	Aggressive Growth	International	Large/Mid Cap Growth	Small Cap Value

Undistributed Ordinary Income	$-	$995,680	$-	$-
Long-Term Capital Gains	-	-	1,809,659	-
Capital Loss Carry Forward	(2,080,952)	(15,012,255)	-	(3,353,298)
Post October and Other Losses	-	-	-	-
Unrealized Appreciation (Depreciation)	(1,387,197)	(3,070,307)	(3,969,989)	(8,379,050)

	$(3,468,149)	$(17,086,882)	$(2,160,330)	$(11,732,348)

	Large/Mid Cap Value	Fixed Income	High Yield Bond	Money Market

Undistributed Ordinary Income	$191,808	$60,137	$9,460	$8,822
Long-Term Capital Gains	-	-	-	-
Capital Loss Carry Forward	(13,784,694)	(1,443,513)	(1,794,826)	-
Post October and Other Losses	-	-	-	(1,704)
Unrealized Appreciation (Depreciation)	3,411,755	4,953,854	(897,930)	-

	$(10,181,131)	$3,570,478	$(2,683,296)	$7,118

	Defensive Strategies	Strategic Growth	Conservative Growth

Undistributed Ordinary Income	$1,209,564	$-	$47,033
Long-Term Capital Gains	2,868,887	-	-
Capital Loss Carry Forward	-	(7,367,375)	(5,190,627)
Post October and Other Losses	-	(799,591)	-
Unrealized Appreciation (Depreciation)	(1,724,003)	(6,572,968)	(950,651)

	$2,354,448	$(14,739,934)	$(6,094,245)

Note 7 | Capital Loss Carryforwards

At September 30, 2011, the following capital loss carryforwards are available to offset future capital gains.

Funds	Loss Carryforward	Year Expiring
Aggressive Growth Fund	$2,080,952	2017
International Fund	$498,385	2015
	$4,243,183	2016
	$8,833,573	2017
	$592,985	2018
	$844,129	2019
Small Cap Value Fund	$3,353,298	2017
Large/Mid Cap Value Fund	$2,343,348	2016
	$11,441,346	2017
Fixed Income Fund	$56,297	2015
	$252,039	2016
	$1,135,177	2017
High Yield Bond Fund	$1,794,826	2017
Strategic Growth Fund	$844,160	2016
	$2,564,555	2017
	$125,171	2018
	$3,833,489	2019
Conservative Growth Fund	$1,762,631	2017
	$3,427,996	2019

Notes to Financial Statements

March 31, 2012 (Unaudited)

Timothy Plan Family of Funds

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds fiscal year ending September 30, 2012. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Funds pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds, if any, will be included in the September 30, 2012 annual report.

Note 8 | NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact this amendment may have on the Funds’ financial statements.

Note 9 | SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Notes to Financial Statements

March 31, 2012 (Unaudited)

Timothy Plan Family of Funds

Board Annual Approval/Renewals of Advisory and Sub-Advisory Agreements (Unaudited)

Timothy Partners, Ltd; Investment Advisor to all Funds.

The continuance of the Investment Advisory Agreement (the “IA Agreement”) on behalf of each series of the Trust between the Trust and Timothy Partners, Ltd. (“TPL”) was last approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 24, 2012. The Trust’s Board considered the factors described below prior to approving the Agreement. The Trustees, including the Independent Trustees, noted the Advisor’s experience in incorporating and implementing the unique, biblically-based management style that is a stated objective as set forth in the Funds’ prospectus.

To further assist the Board in making its determination as to whether the IA Agreement should be renewed, the Board requested and received the following information: a description of TPL’s business and any personnel changes, a description of the compensation received by TPL from the Funds, information relating to the Advisor’s policies and procedures regarding best execution, trade allocation, soft dollars, code of ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding TPL or its personnel. In addition, the Board requested and received financial statements of TPL for its fiscal year ended December 31, 2011. The Board also received a report from TPL relating to the fees charged by TPL, both as an aggregate and in relation to fees charged by other advisors to similar funds. The materials prepared by TPL were provided to the Board in advance of the meeting. The Board considered the fees charged by TPL in light of the services provided to the Funds by TPL, the unique nature of the Funds and their moral screening requirements, which are maintained by TPL, and TPL’s role as a manager of managers. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by TPL were fair and reasonable in light of the services provided to the Funds. The Board also discussed the nature, extent and quality of TPL’s services to the Funds. In particular, the Board noted with approval TPL’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board also discussed TPL’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Board next considered the investment performance of each Fund and the Advisor’s performance in monitoring the investment managers of the underlying funds. The Board generally approved of each Fund’s performance, noting that the Funds invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that the investment managers of each Fund did not succumb to “style drift” in their management of each Fund’s assets, and that each Fund was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval the Advisor’s ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that the Advisor’s business was devoted exclusively to serving the Funds, and that the Advisor did not realize any ancillary benefits or profits deriving from its relationship with the Funds. The Board further noted with approval the Advisor’s past activities on monitoring the performance of the underlying Funds’ various investment managers and the promptness and efficiency with which problems were brought to the Board’s attention and responsible remedies offered and executed. After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, and determined that the renewal of the IA Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the IA Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA Agreement renewal.

Barrow, Hanley Mewhinney & Strauss; Sub-Advisor for the Fixed Income, High Yield Bond, and

Defensive Strategies TIPS sleeve

The Sub-Advisory Agreement between the Trust, TPL and Barrow, Hanley Mewhinney & Strauss (“BHM&S”), on behalf of the Timothy Plan Fixed Income, High Yield Bond, Defensive Strategies TIPS sleeve and Money Market Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 24, 2012. The Board considered the following factors in arriving at its conclusions to renew the BHM&S Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by BHM&S in light of the services provided by BHM&S. After full and careful consideration, the Board, with the

Notes to Financial Statements

March 31, 2012 (Unaudited)

Timothy Plan Family of Funds

independent trustees separately concurring, agreed that the fees charged by BHM&S and paid out of the fees received by TPL were fair and reasonable in light of the services provided by BHM&S. In reaching that determination, the Board relied on reports describing the fees paid to BHM&S and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of BHM&S’s services to each Fund, including the investment performance of the Funds under BHM&S’s investment management. The Board generally approved of BHM&S’s performance, noting that the Funds managed by BHM&S invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that BHM&S did not succumb to “style drift” in its management of each Fund’s assets, and that BHM&S was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval BHM&S’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether BHM&S’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the BHM&S Sub-Advisory Agreement because BHM&S was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the BHM&S Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the BHM&S Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the BHM&S Sub-Advisory Agreement renewal.

Westwood Holdings Group; Sub-Advisor to the Large/Mid Cap Value and the Small Cap Value Funds.

The Sub-Advisory Agreement between the Trust, TPL and Westwood Holdings Group (“Westwood”), on behalf of the Timothy Plan Small Cap Value and Large/Mid Cap Value Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 24, 2012. The Board considered the following factors in arriving at its conclusions to renew the Westwood Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Westwood in light of the services provided by Westwood. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Westwood and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Westwood. In reaching that determination, the Board relied on reports describing the fees paid to Westwood and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Westwood’s services to each Fund, including the investment performance of the Funds under Westwood’s investment management. The Board generally approved of Westwood’s performance, noting that the Funds managed by Westwood invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Westwood did not succumb to “style drift” in its management of each Fund’s assets, and that Westwood was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Westwood’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Westwood’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Westwood Sub-Advisory Agreement because Westwood was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Westwood Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Westwood Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Westwood Sub-Advisory Agreement renewal.

Notes to Financial Statements

March 31, 2012 (Unaudited)

Timothy Plan Family of Funds

Chartwell Investment Partners; Sub-Advisor to the Aggressive Growth and Large/Mid Cap Growth Funds.

The Sub-Advisory Agreement between the Trust, TPL and Chartwell Investment Partners (“Chartwell”), on behalf of the Timothy Plan Aggressive Growth and Large/Mid Cap Growth Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 24, 2012. The Board considered the following factors in arriving at its conclusions to renew the Chartwell Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Chartwell in light of the services provided by Chartwell. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Chartwell and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Chartwell. In reaching that determination, the Board relied on reports describing the fees paid to Chartwell and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Chartwell’s services to each Fund, including the investment performance of the Funds under Chartwell’s investment management. The Board generally approved of Chartwell’s performance, noting that the Funds managed by Chartwell invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Chartwell did not succumb to “style drift” in its management of each Fund’s assets, and that Chartwell was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Chartwell’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Chartwell’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Chartwell Sub-Advisory Agreement because Chartwell was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Chartwell Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Chartwell Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Chartwell Sub-Advisory Agreement renewal.

Eagle Global Advisors; Sub-Advisor to the International Fund and Israel Common Values Fund.

The Sub-Advisory Agreement between the Trust, TPL and Eagle Global Advisors (“Eagle”), on behalf of the Timothy Plan International Fund, was last renewed by the Board at a meeting held for that purpose, among others, on February 24, 2012. The Board considered the following factors in arriving at its conclusions to renew the Eagle Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Eagle in light of the services provided by Eagle. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Eagle and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Eagle. In reaching that determination, the Board relied on reports describing the fees paid to Eagle and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Eagle’s services to the Funds, including the investment performance of the Funds under Eagle’s investment management. The Board generally approved of Eagle’s performance, noting that the Funds managed by Eagle invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Eagle did not succumb to “style drift” in its management of the Funds’ assets, and that Eagle was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Eagle’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Eagle’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Eagle Sub-Advisory Agreement because Eagle was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Eagle Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Eagle Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Eagle Sub-Advisory Agreement renewal.

Notes to Financial Statements

March 31, 2012 (Unaudited)

Timothy Plan Family of Funds

Delaware Management Company; Sub-Advisor to the Defensive Strategies Fund REITs sleeve.

The Sub-Advisory Agreement between the Trust, TPL and Delaware Management Company (“Delaware”), on behalf of the Timothy Plan Defensive Strategies Fund REITs sleeve, was last renewed by the Board at a meeting held for that purpose, among others, on February 24, 2012. The Board considered the following factors in arriving at its conclusions to renew the Delaware Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Delaware in light of the services provided by Delaware. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Delaware and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Delaware. In reaching that determination, the Board relied on reports describing the fees paid to Delaware and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Delaware’s services to the Fund, including the investment performance of the Fund under Delaware’s investment management. The Board generally approved of Delaware’s performance, noting that the Fund managed by Delaware invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Delaware did not succumb to “style drift” in its management of the Fund’s assets, and that Delaware was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Delaware’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Delaware’s current fee structure would allow the Fund to realize economies of scale as it grows. The Board decided that this particular factor was moot with respect to the Delaware Sub-Advisory Agreement because Delaware was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Delaware Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the Delaware Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Delaware Sub-Advisory Agreement renewal.

Expense Examples – (UNAUDITED)

March 31, 2012

As a shareholder of a Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs”, (in dollars) of investing in each Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2011, through March 31, 2012.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

AGGRESSIVE GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
			10/1/2011 through
	10/1/2011	3/31/2012	3/31/2012
Actual - Class A *	$1,000.00	$1,310.60	$11.29
Hypothetical - Class A **	$1,000.00	$1,015.29	$9.85
Actual - Class C *	$1,000.00	$1,305.10	$15.61
Hypothetical - Class C **	$1,000.00	$1,011.52	$13.62

*

Expenses are equal to the Fund’s annualized expense ratio of 1.95% for Class A and 2.70% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the partial year period). The Aggressive Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 31.06% for Class A and 30.51% for Class C for the six-month period of October 1, 2011, to March 31, 2012.

**	Assumes a 5% return before expenses.

INTERNATIONAL FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
			10/1/2011 through
	10/1/2011	3/31/2012	3/31/2012
Actual - Class A *	$1,000.00	$1,170.00	$9.56
Hypothetical - Class A **	$1,000.00	$1,016.26	$8.88
Actual - Class C *	$1,000.00	$1,166.50	$13.61
Hypothetical - Class C **	$1,000.00	$1,012.51	$12.64

*

Expenses are equal to the Fund’s annualized expense ratio of 1.76% for Class A and 2.51% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the partial year period). The International Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 17.00% for Class A and 16.65% for Class C for the six-month period of October 1, 2011, to March 31, 2012.

**	Assumes a 5% return before expenses.

Expense Examples – (UNAUDITED) (Continued)

March 31, 2012

LARGE/MID CAP GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
			10/1/2011 through
	10/1/2011	3/31/2012	3/31/2012
Actual - Class A *	$1,000.00	$1,274.80	$9.24
Hypothetical - Class A **	$1,000.00	$1.016.94	$8.20
Actual - Class C *	$1,000.00	$1,269.80	$13.50
Hypothetical - Class C **	$1,000.00	$1,013.18	$11.97

*

Expenses are equal to the Fund’s annualized expense ratio of 1.62% for Class A and 2.37% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the partial year period). The Large/Mid Cap Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 27.48% for Class A and 26.98% for Class C for the six-month period of October 1, 2011, to March 31, 2012.

**	Assumes a 5% return before expenses.

SMALL CAP VALUE FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
			10/1/2011 through
	10/1/2011	3/31/2012	3/31/2012
Actual - Class A *	$1,000.00	$1,338.50	$8.92
Hypothetical - Class A **	$1,000.00	$1,017.44	$7.70
Actual - Class C *	$1,000.00	$1,332.60	$13.27
Hypothetical - Class C **	$1,000.00	$1,013.69	$11.46

*

Expenses are equal to the Fund’s annualized expense ratio of 1.52% for Class A and 2.27% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the partial year period). The Small Cap Value Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 33.83% for Class A and 33.26% for Class C for the six-month period of October 1, 2011, to March 31, 2012.

**	Assumes a 5% return before expenses.

LARGE/MID CAP VALUE FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
			10/1/2011 through
	10/1/2011	3/31/2012	3/31/2012
Actual - Class A *	$1,000.00	$1,240.30	$8.41
Hypothetical - Class A **	$1,000.00	$1,017.56	$7.58
Actual - Class C *	$1,000.00	$1,235.60	$14.79
Hypothetical - Class C **	$1,000.00	$1,011.84	$13.31

*

Expenses are equal to the Fund’s annualized expense ratio of 1.50% for Class A and 2.64% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the partial year period). The Large/Mid Cap Value Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 24.03% for Class A and 23.56% for Class C for the six-month period of October 1, 2011, to March 31, 2012.

**	Assumes a 5% return before expenses.

Expense Examples – (UNAUDITED) (Continued)

March 31, 2012

FIXED INCOME FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
			10/1/2011 through
	10/1/2011	3/31/2012	3/31/2012
Actual - Class A *	$1,000.00	$1,008.00	$5.81
Hypothetical - Class A **	$1,000.00	$1,019.28	$5.85
Actual - Class C *	$1,000.00	$1,004.40	$9.37
Hypothetical - Class C **	$1,000.00	$1,015.72	$9.42

*

Expenses are equal to the Fund’s annualized expense ratio of 1.16% for Class A and 1.86% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the partial year period). The Fixed Income Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 0.80% for Class A and 0.44% for Class C for the six-month period of October 1, 2011, to March 31, 2012.

**	Assumes a 5% return before expenses.

HIGH YIELD BOND FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
			10/1/2011 through
	10/1/2011	3/31/2012	3/31/2012
Actual - Class A *	$1,000.00	$1,097.80	$7.02
Hypothetical - Class A **	$1,000.00	$1,018.38	$6.75
Actual - Class C *	$1,000.00	$1,092.90	$10.90
Hypothetical - Class C **	$1,000.00	$1,014.65	$10.50

*

Expenses are equal to the Fund’s annualized expense ratio of 1.33% for Class A and 2.08% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the partial year period). The High Yield Bond Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 9.78% for Class A and 9.29% for Class C for the six-month period of October 1, 2011, to March 31, 2012.

**	Assumes a 5% return before expenses.

DEFENSIVE STRATEGIES FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
			10/1/2011 through
	10/1/2011	3/31/2012	3/31/2012
Actual - Class A *	$1,000.00	$1,125.00	$6.62
Hypothetical - Class A **	$1,000.00	$1,018.84	$6.29
Actual - Class C *	$1,000.00	$1,120.00	$10.53
Hypothetical - Class C **	$1,000.00	$1,015.14	$10.01

*

Expenses are equal to the Fund’s annualized expense ratio of 1.24% for Class A and 1.98% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the partial year period). The Defensive Strategies Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 12.50% for Class A and 12.00% for Class C for the period of October 1, 2011, to March 31, 2012.

**	Assumes a 5% return before expenses.

Expense Examples – (UNAUDITED) (Continued)

March 31, 2012

STRATEGIC GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
			10/1/2011 through
	10/1/2011	3/31/2012	3/31/2012

Actual - Class A *	$1,000.00	$1,189.80	$5.89
Hypothetical - Class A **	$1,000.00	$1,019.69	$5.43
Actual - Class C *	$1,000.00	$1,187.30	$9.98
Hypothetical - Class C **	$1,000.00	$1,015.94	$9.20

*

Expenses are equal to the Fund’s annualized expense ratio of 1.07% for Class A and 1.82% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the partial year period). The Strategic Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 18.98% for Class A and 18.73% for Class C for the six-month period of October 1, 2011, to March 31, 2012.

**	Assumes a 5% return before expenses.

CONSERVATIVE GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
			10/1/2011 through
	10/1/2011	3/31/2012	3/31/2012

Actual - Class A *	$1,000.00	$1,124.20	$5.50
Hypothetical - Class A **	$1,000.00	$1,019.89	$5.23
Actual - Class C *	$1,000.00	$1,120.10	$9.45
Hypothetical - Class C **	$1,000.00	$1,016.15	$8.99

*

Expenses are equal to the Fund’s annualized expense ratio of 1.03% for Class A and 1.78% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the partial year period). The Conservative Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 12.42% for Class A and 12.01% for Class C for the six-month period of October 1, 2011, to March 31, 2012.

**	Assumes a 5% return before expenses.

ISRAEL COMMON VALUES FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
			10/13/2011 through
	10/13/2011	3/31/2012	3/31/2012

Actual - Class A *	$1,000.00	$1,101.20	$14.01
Hypothetical - Class A **	$1,000.00	$1,010.22	$13.41
Actual - Class C *	$1,000.00	$1,098.30	$17.37
Hypothetical - Class C **	$1,000.00	$1,007.01	$16.61

*

Expenses are equal to the Fund’s annualized expense ratio of 2.83% for Class A and 3.51% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 172 days/365 days (to reflect the partial year period). The Israel Common Values Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 10.12% for Class A and 9.83% for Class C for the six-month period of October 13, 2011, to March 31, 2012.

**	Assumes a 5% return before expenses.

Confidentiality & Disclosures

March 31, 2012

Timothy Plan Family of Funds

Privacy Policy

The following is a description of the Trust’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS

The Fund collects the following nonpublic personal information about you:

1.    Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

2.    Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES

The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY

The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Customer Identification Program

The Board of Trustees of the Trust has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act. The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board.

Disclosures

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Funds voted proxies relating to Fund securities during the period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-800-732-0330 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-732-0330.

Confidentiality

BOARD OF TRUSTEES
Arthur D. Ally
Kenneth Blackwell
Joseph E. Boatwright
Rick Copeland
Deborah Honeycutt
Bill Johnson
John C. Mulder
Charles E. Nelson
Scott Preissler
Alan Ross
Mathew D. Staver
Patrice Tsague
OFFICERS
Arthur D. Ally, President
Joseph E. Boatwright, Secretary
INVESTMENT ADVISOR
Timothy Partners, Ltd.
1055 Maitland Center Commons
Maitland, FL 32751
DISTRIBUTOR
Timothy Partners, Ltd.
1055 Maitland Center Commons
Maitland, FL 32751
TRANSFER AGENT
Gemini Fund Services, LLC
4020 South 147th Street, Suite 2
Omaha, NE 68137
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145-1524
LEGAL COUNSEL
David Jones & Assoc., P.C.
395 Sawdust Road, Suite 2148
The Woodlands, TX 77380

For additional information or a prospectus, please call: 1-800-846-7526

Visit the Timothy Plan web site on the internet at: www.timothyplan.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

HEADQUARTERS

The Timothy Plan

1055 Maitland Center Commons

Maitland, Florida 32751

(800) 846-7526

www.timothyplan.com

invest@timothyplan.com

SHAREHOLDER SERVICES

Gemini Fund Services, LLC

4020 South 147th St, Ste. 2

Omaha, NE 68137

(800) 662-0201

Item 2.	Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3.	Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report

Item 4.	Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5.	Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6.	Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10.	Submission of Matters to a Vote of Security Holders. The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures within 90 days, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally, President

Date	6/6/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President

Date	6/6/12